UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: January 31, 2017

*	This Form N-Q pertains only to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2017

MFS® CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS

1/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 95.0%
Aerospace - 0.3%
Lockheed Martin Corp., 3.55%, 1/15/2026	$9,857,000	$9,956,526

Asset-Backed & Securitized - 0.1%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.376%, 12/28/2040 (z)	$1,316,616	$1,009,853
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	81,147	7,976
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/2049	1,992,618	1,991,163
Greenwich Capital Commercial Funding Corp., FRN, 5.774%, 7/10/2038	910,454	910,014
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.759%, 6/15/2049	934,238	937,739
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.66%, 7/15/2042 (n)(q)	2,452,795	630,255
LB Commercial Conduit Mortgage Trust, FRN, 1.152%, 2/18/2030 (i)	674,886	7
Morgan Stanley Capital I, Inc., FRN, 1.246%, 11/15/2030 (i)(n)	3,835,244	31,946

		$5,518,953
Automotive - 3.6%
Delphi Automotive PLC, 4.15%, 3/15/2024	$422,000	$434,946
General Motors Co., 6.6%, 4/01/2036	1,500,000	1,727,681
General Motors Co., 6.25%, 10/02/2043	10,919,000	12,109,302
General Motors Financial Co., Inc., 2.35%, 10/04/2019	32,777,000	32,481,286
General Motors Financial Co., Inc., 3.45%, 4/10/2022	11,528,000	11,489,473
General Motors Financial Co., Inc., 4%, 10/06/2026	10,385,000	10,062,618
General Motors Financial Co., Inc., 4.35%, 1/17/2027	6,485,000	6,429,326
Lear Corp., 4.75%, 1/15/2023	7,510,000	7,809,874
Lear Corp., 5.25%, 1/15/2025	17,224,000	18,276,386
Nissan Motor Acceptance Corp., 1.95%, 9/12/2017 (n)	15,896,000	15,940,906
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	22,571,000	22,947,936

		$139,709,734
Biotechnology - 0.5%
Life Technologies Corp., 6%, 3/01/2020	$19,411,000	$21,204,965

Broadcasting - 1.6%
21st Century Fox America, Inc., 8.5%, 2/23/2025	$4,931,000	$6,471,938
Omnicom Group, Inc., 3.625%, 5/01/2022	13,717,000	14,122,392
Omnicom Group, Inc., 3.65%, 11/01/2024	3,435,000	3,468,986
Omnicom Group, Inc., 3.6%, 4/15/2026	11,456,000	11,353,721
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	5,075,000	5,054,862
SES S.A., 3.6%, 4/04/2023 (n)	1,680,000	1,654,741
Time Warner, Inc., 3.8%, 2/15/2027	16,253,000	15,852,786
Time Warner, Inc., 5.35%, 12/15/2043	6,056,000	6,371,209

		$64,350,635
Brokerage & Asset Managers - 1.2%
CME Group, Inc., 3%, 3/15/2025	$10,133,000	$10,093,370
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	6,672,000	6,787,113
Intercontinental Exchange, Inc., 4%, 10/15/2023	16,230,000	17,181,487
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	10,952,000	11,257,606

		$45,319,576
Building - 1.3%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$7,431,000	$7,685,593
Masco Corp., 4.45%, 4/01/2025	5,390,000	5,540,381
Masco Corp., 4.375%, 4/01/2026	13,202,000	13,553,437

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - continued
Mohawk Industries, Inc., 3.85%, 2/01/2023	$11,265,000	$11,493,206
Owens Corning, 4.2%, 12/15/2022	4,120,000	4,281,994
Owens Corning, 3.4%, 8/15/2026	10,397,000	9,949,430

		$52,504,041
Business Services - 2.8%
Cisco Systems, Inc., 2.2%, 2/28/2021	$14,891,000	$14,853,594
Equinix, Inc., 5.75%, 1/01/2025	15,055,000	15,883,025
Fidelity National Information Services, Inc., 2%, 4/15/2018	1,475,000	1,477,767
Fidelity National Information Services, Inc., 5%, 3/15/2022	11,230,000	11,529,414
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	4,532,000	4,614,686
Fidelity National Information Services, Inc., 5%, 10/15/2025	9,309,000	10,119,190
Fidelity National Information Services, Inc., 3%, 8/15/2026	13,572,000	12,771,808
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	6,787,000	6,540,069
Fiserv, Inc., 2.7%, 6/01/2020	8,911,000	8,999,629
MSCI, Inc., 5.75%, 8/15/2025 (n)	15,656,000	16,585,653
MSCI, Inc., 4.75%, 8/01/2026 (n)	5,205,000	5,178,975

		$108,553,810
Cable TV - 3.3%
Charter Communications Operating LLC, 6.384%, 10/23/2035	$31,910,000	$35,980,184
Comcast Corp., 4.2%, 8/15/2034	13,916,000	14,041,035
Comcast Corp., 4.65%, 7/15/2042	1,789,000	1,839,597
Comcast Corp., 4.75%, 3/01/2044	10,775,000	11,429,355
Cox Communications, Inc., 6.25%, 6/01/2018 (n)	1,735,000	1,827,135
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	2,215,000	2,219,109
Sirius XM Radio, Inc., 5.75%, 8/01/2021 (n)	8,536,000	8,887,532
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	1,635,000	1,663,613
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	19,940,000	20,264,025
Time Warner Cable, Inc., 8.25%, 4/01/2019	6,150,000	6,890,349
Time Warner Cable, Inc., 5%, 2/01/2020	1,480,000	1,574,391
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,034,000	8,116,137
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	1,734,000	2,275,452
Videotron Ltd., 5%, 7/15/2022	13,220,000	13,748,800

		$130,756,714
Chemicals - 0.7%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)	$13,552,000	$12,960,645
LyondellBasell Industries N.V., 5%, 4/15/2019	4,761,000	5,034,996
LyondellBasell Industries N.V., 6%, 11/15/2021	9,720,000	11,006,034

		$29,001,675
Computer Software - 1.6%
Microsoft Corp., 1.55%, 8/08/2021	$9,594,000	$9,286,733
Microsoft Corp., 3.45%, 8/08/2036	25,000,000	23,237,725
Microsoft Corp., 4.1%, 2/06/2037	13,500,000	13,662,932
Oracle Corp., 3.4%, 7/08/2024	9,697,000	9,889,001
VeriSign, Inc., 4.625%, 5/01/2023	7,628,000	7,711,145

		$63,787,536
Computer Software - Systems - 0.6%
Apple, Inc., 4.5%, 2/23/2036	$10,000,000	$10,824,690
Apple, Inc., 4.375%, 5/13/2045	3,713,000	3,792,098
Apple, Inc., 3.85%, 8/04/2046	8,346,000	7,756,964

		$22,373,752

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - 0.5%
General Electric Capital Corp., 5.5%, 1/08/2020	$2,434,000	$2,680,946
Johnson Controls International PLC, 4.95%, 7/02/2064	3,777,000	3,641,636
Roper Industries, Inc., 1.85%, 11/15/2017	12,204,000	12,232,008

		$18,554,590
Consumer Products - 0.8%
Hasbro, Inc., 5.1%, 5/15/2044	$9,929,000	$10,086,831
Mattel, Inc., 1.7%, 3/15/2018	2,812,000	2,810,591
Mattel, Inc., 5.45%, 11/01/2041	6,847,000	6,825,788
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	6,178,000	6,199,234
Newell Rubbermaid, Inc., 5.375%, 4/01/2036	4,080,000	4,577,266

		$30,499,710
Consumer Services - 1.9%
Priceline Group, Inc., 3.65%, 3/15/2025	$17,059,000	$17,001,289
Priceline Group, Inc., 3.6%, 6/01/2026	20,768,000	20,762,829
Service Corp. International, 5.375%, 1/15/2022	1,705,000	1,773,200
Service Corp. International, 5.375%, 5/15/2024	18,149,000	19,011,078
Visa, Inc., 4.15%, 12/14/2035	14,578,000	15,079,877

		$73,628,273
Containers - 1.4%
Ball Corp., 5%, 3/15/2022	$5,370,000	$5,638,500
Ball Corp., 4%, 11/15/2023	6,003,000	5,957,978
Ball Corp., 5.25%, 7/01/2025	10,370,000	10,901,463
Crown American LLC, 4.5%, 1/15/2023	10,828,000	11,058,095
Sealed Air Corp., 5.5%, 9/15/2025 (n)	20,780,000	21,922,900

		$55,478,936
Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$10,202,000	$11,175,883

Electrical Equipment - 0.3%
Arrow Electronics, Inc., 3.5%, 4/01/2022	$4,412,000	$4,431,148
Molex Electronic Technologies LLC, 3.9%, 4/15/2025 (n)	5,906,000	5,866,217

		$10,297,365
Electronics - 2.7%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)	$35,463,000	$35,192,559
Flextronics International Ltd., 4.625%, 2/15/2020	16,917,000	17,739,521
Flextronics International Ltd., 4.75%, 6/15/2025	6,626,000	6,977,284
Jabil Circuit, Inc., 4.7%, 9/15/2022	3,601,000	3,727,035
NXP B.V./NXP Funding LLC, 4.125%, 6/15/2020 (n)	16,491,000	17,068,185
NXP B.V./NXP Funding LLC, 4.625%, 6/01/2023 (n)	9,403,000	9,943,673
Tyco Electronics Group S.A., 6.55%, 10/01/2017	2,450,000	2,535,483
Tyco Electronics Group S.A., 2.375%, 12/17/2018	1,303,000	1,313,802
Tyco Electronics Group S.A., 3.5%, 2/03/2022	11,088,000	11,424,244

		$105,921,786
Emerging Market Quasi-Sovereign - 0.3%
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)	$878,000	$823,125
Comision Federal de Electricidad, 5.75%, 2/14/2042	8,403,000	7,877,813
Petroleos Mexicanos, 4.875%, 1/18/2024	18,000	17,370
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)	4,816,000	4,953,015

		$13,671,323

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - 0.8%
Concho Resources, Inc., 4.375%, 1/15/2025	$11,802,000	$12,067,545
Continental Resources, Inc., 4.9%, 6/01/2044	14,085,000	12,394,800
Pioneer Natural Resources Co., 7.5%, 1/15/2020	5,653,000	6,443,691

		$30,906,036
Energy - Integrated - 0.5%
BP Capital Markets PLC, 2.521%, 1/15/2020	$2,680,000	$2,713,621
Shell International Finance B.V., 3.75%, 9/12/2046	16,673,000	15,477,813

		$18,191,434
Entertainment - 0.1%
Carnival Corp., 1.875%, 12/15/2017	$4,565,000	$4,582,653

Financial Institutions - 1.4%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020	$2,323,000	$2,439,986
CIT Group, Inc., 6.625%, 4/01/2018 (n)	7,448,000	7,824,124
GE Capital International Funding Co., 2.342%, 11/15/2020	7,038,000	7,056,517
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	3,221,000	3,464,830
International Lease Finance Corp., 5.875%, 8/15/2022	15,000,000	16,572,000
Navient Corp., 7.25%, 9/25/2023	16,598,000	16,722,485

		$54,079,942
Food & Beverages - 6.3%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	$20,995,000	$21,980,967
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	15,541,000	15,798,033
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	30,325,000	31,744,695
Constellation Brands, Inc., 4.25%, 5/01/2023	39,599,000	41,567,466
Danone S.A., 2.077%, 11/02/2021 (n)	11,063,000	10,755,958
Danone S.A., 2.589%, 11/02/2023 (n)	25,885,000	24,982,985
J.M. Smucker Co., 2.5%, 3/15/2020	2,783,000	2,807,504
J.M. Smucker Co., 3.5%, 10/15/2021	12,140,000	12,594,085
J.M. Smucker Co., 4.375%, 3/15/2045	2,974,000	2,955,897
Kraft Heinz Foods Co., 3.5%, 7/15/2022	7,915,000	8,050,069
Kraft Heinz Foods Co., 3%, 6/01/2026	6,972,000	6,515,508
Kraft Heinz Foods Co., 5%, 7/15/2035	4,020,000	4,214,861
Kraft Heinz Foods Co., 6.5%, 2/09/2040	12,504,000	15,323,327
Molson Coors Brewing Co., 2.1%, 7/15/2021	7,092,000	6,917,473
Molson Coors Brewing Co., 4.2%, 7/15/2046	6,042,000	5,607,212
PepsiCo, Inc., 4.45%, 4/14/2046	6,411,000	6,830,972
Pernod Ricard S.A., 4.45%, 1/15/2022 (n)	4,451,000	4,733,719
SYSCO Corp., 2.5%, 7/15/2021	4,796,000	4,769,881
Tyson Foods, Inc., 4.5%, 6/15/2022	8,026,000	8,539,664
Tyson Foods, Inc., 5.15%, 8/15/2044	3,239,000	3,400,050
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	4,831,000	4,914,364
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	2,809,000	2,896,096

		$247,900,786
Food & Drug Stores - 0.9%
CVS Health Corp., 2.75%, 12/01/2022	$3,513,000	$3,470,630
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019	12,906,000	13,082,786
Walgreens Boots Alliance, Inc., 3.45%, 6/01/2026	15,679,000	15,286,147
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034	4,328,000	4,346,065

		$36,185,628

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Forest & Paper Products - 0.6%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)	$13,758,000	$15,152,992
International Paper Co., 6%, 11/15/2041	5,640,000	6,524,335
Packaging Corp. of America, 3.9%, 6/15/2022	2,554,000	2,682,336

		$24,359,663
Gaming & Lodging - 0.3%
Wyndham Worldwide Corp., 2.5%, 3/01/2018	$7,176,000	$7,219,931
Wyndham Worldwide Corp., 5.1%, 10/01/2025	4,492,000	4,738,826

		$11,958,757
Insurance - 0.7%
American International Group, Inc., 3.875%, 1/15/2035	$6,000,000	$5,590,332
American International Group, Inc., 4.7%, 7/10/2035	9,821,000	10,109,266
American International Group, Inc., 4.5%, 7/16/2044	12,351,000	11,917,282
Unum Group, 4%, 3/15/2024	1,537,000	1,546,342

		$29,163,222
Insurance - Health - 1.4%
Aetna, Inc., 1.5%, 11/15/2017	$3,281,000	$3,281,558
Aetna, Inc., 2.8%, 6/15/2023	11,637,000	11,543,811
Anthem, Inc., 1.875%, 1/15/2018	9,382,000	9,402,837
Humana, Inc., 7.2%, 6/15/2018	10,075,000	10,793,075
UnitedHealth Group, Inc., 4.625%, 7/15/2035	20,120,000	21,839,274

		$56,860,555
Insurance - Property & Casualty - 2.2%
Aon Corp., 6.25%, 9/30/2040	$1,832,000	$2,217,312
Aon PLC, 4.6%, 6/14/2044	2,060,000	2,037,534
AXIS Capital Holdings Ltd., 5.875%, 6/01/2020	1,810,000	1,997,518
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	8,920,000	8,905,773
Chubb Corp., 6.375% to 4/15/2017, FRN to 3/29/2067	1,838,000	1,792,969
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	3,464,000	3,473,557
Chubb INA Holdings, Inc., 2.875%, 11/03/2022	8,035,000	8,099,401
CNA Financial Corp., 5.875%, 8/15/2020	6,010,000	6,680,331
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	11,230,000	11,091,624
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018	4,402,000	4,451,214
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	8,500,000	9,235,531
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	6,766,000	6,874,479
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	6,467,000	6,336,975
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	1,842,000	1,794,178
XL Group Ltd., 5.75%, 10/01/2021	6,890,000	7,689,116
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	4,913,000	4,925,282

		$87,602,794
Major Banks - 14.7%
Bank of America Corp., 2%, 1/11/2018	$25,000,000	$25,085,225
Bank of America Corp., 1.75%, 6/05/2018	4,800,000	4,802,808
Bank of America Corp., 7.625%, 6/01/2019	1,290,000	1,444,481
Bank of America Corp., 5.625%, 7/01/2020	360,000	395,582
Bank of America Corp., 3.124% to 1/20/2022, FRN to 1/20/2023	17,201,000	17,175,026
Bank of America Corp., 4.125%, 1/22/2024	16,866,000	17,473,716
Bank of America Corp., 3.875%, 8/01/2025	9,000,000	9,097,173
Bank of America Corp., 4.45%, 3/03/2026	23,347,000	23,827,271
Bank of America Corp., 3.5%, 4/19/2026	19,080,000	18,754,152
Bank of America Corp., FRN, 6.1%, 12/29/2049	18,007,000	18,772,298

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Bank of New York Mellon Corp., 3.442 to 2/07/2027, FRN to 2/07/2028	$23,523,000	$23,523,000
Barclays PLC, 3.2%, 8/10/2021	10,000,000	9,943,130
Barclays PLC, 4.95%, 1/10/2047	25,077,000	25,104,359
Credit Agricole S.A., 4.125%, 1/10/2027 (n)	17,574,000	17,494,478
Goldman Sachs Group, Inc., 2.625%, 4/25/2021	11,876,000	11,794,531
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	25,624,000	25,569,113
Goldman Sachs Group, Inc., 4.8%, 7/08/2044	7,916,000	8,294,029
Goldman Sachs Group, Inc., 5.15%, 5/22/2045	3,670,000	3,796,325
HSBC Holdings PLC, 3.4%, 3/08/2021	15,677,000	15,974,518
HSBC Holdings PLC, 2.65%, 1/05/2022	4,800,000	4,709,491
HSBC Holdings PLC, 4.375%, 11/23/2026	12,488,000	12,554,511
JPMorgan Chase & Co., 4.25%, 10/15/2020	6,107,000	6,478,739
JPMorgan Chase & Co., 2.295%, 8/15/2021	15,000,000	14,739,585
JPMorgan Chase & Co., 4.5%, 1/24/2022	26,589,000	28,564,669
JPMorgan Chase & Co., 3.25%, 9/23/2022	3,915,000	3,965,057
JPMorgan Chase & Co., 3.125%, 1/23/2025	22,031,000	21,572,337
JPMorgan Chase & Co., 3.2%, 6/15/2026	9,000,000	8,707,023
JPMorgan Chase & Co., 2.95%, 10/01/2026	16,291,000	15,405,600
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049	15,247,000	16,686,469
Morgan Stanley, 2.5%, 4/21/2021	7,620,000	7,524,140
Morgan Stanley, 5.5%, 7/28/2021	5,652,000	6,264,422
Morgan Stanley, 2.625%, 11/17/2021	32,200,000	31,742,084
Morgan Stanley, 3.125%, 7/27/2026	38,307,000	36,372,113
Morgan Stanley, 3.95%, 4/23/2027	18,795,000	18,377,150
PNC Bank N.A., 2.6%, 7/21/2020	11,281,000	11,400,263
Wachovia Corp., 6.605%, 10/01/2025	7,936,000	9,240,813
Wells Fargo & Co., 3.069%, 1/24/2023	16,331,000	16,313,999
Wells Fargo & Co., 4.1%, 6/03/2026	12,997,000	13,154,888
Wells Fargo & Co., 5.9% to 6/15/2024, FRN to 12/29/2049	9,738,000	10,012,612
Wells Fargo & Co., 5.875% to 6/15/2025, FRN to 12/29/2049	6,631,000	7,049,582

		$579,156,762
Medical & Health Technology & Services - 2.3%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$1,460,000	$1,496,504
Becton, Dickinson and Co., 4.685%, 12/15/2044	9,974,000	10,303,361
Fresenius U.S. Finance II, Inc., 4.25%, 2/01/2021 (n)	1,610,000	1,676,413
HCA, Inc., 4.75%, 5/01/2023	9,090,000	9,419,513
HCA, Inc., 5.25%, 6/15/2026	10,033,000	10,459,403
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	4,792,000	4,739,992
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	8,278,000	8,211,983
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	1,177,000	1,177,536
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	9,452,000	9,339,587
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	14,540,000	13,743,412
Universal Health Services, Inc., 4.75%, 8/01/2022 (n)	11,190,000	11,259,937
Universal Health Services, Inc., 5%, 6/01/2026 (n)	7,502,000	7,464,490

		$89,292,131
Medical Equipment - 2.5%
Abbott Laboratories, 2.9%, 11/30/2021	$30,627,000	$30,492,486
Abbott Laboratories, 4.75%, 11/30/2036	21,877,000	22,004,871
Medtronic, Inc., 3.5%, 3/15/2025	32,749,000	33,470,690
Medtronic, Inc., 4.375%, 3/15/2035	3,458,000	3,616,892
Zimmer Holdings, Inc., 3.55%, 4/01/2025	10,000,000	9,762,990

		$99,347,929

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - 2.5%
Barrick Gold Corp., 3.85%, 4/01/2022	$3,225,000	$3,331,783
Barrick Gold Corp., 4.1%, 5/01/2023	11,918,000	12,524,579
Barrick North America Finance LLC, 4.4%, 5/30/2021	1,007,000	1,073,630
Freeport-McMoRan, Inc., 5.4%, 11/14/2034	17,719,000	15,476,483
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	11,974,000	12,274,547
Glencore Funding LLC, 4%, 4/16/2025 (n)	7,423,000	7,387,251
Kinross Gold Corp., 5.95%, 3/15/2024	9,796,000	10,278,453
Southern Copper Corp., 6.75%, 4/16/2040	2,884,000	3,167,881
Southern Copper Corp., 5.25%, 11/08/2042	21,462,000	20,357,564
Steel Dynamics, Inc., 5%, 12/15/2026 (n)	12,510,000	12,728,925

		$98,601,096
Midstream - 4.4%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$12,850,000	$12,516,864
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	9,949,000	10,087,659
Enbridge, Inc., 5.5%, 12/01/2046	10,805,000	11,679,233
Enbridge, Inc., 6% to 1/15/2027, FRN to 1/15/2077	27,611,000	27,956,138
Energy Transfer Partners LP, 9.7%, 3/15/2019	1,560,000	1,790,410
Energy Transfer Partners LP, 5.2%, 2/01/2022	2,477,000	2,673,141
Enterprise Products Operating LLC, 5.2%, 9/01/2020	2,000,000	2,184,364
Enterprise Products Operating LLC, 3.9%, 2/15/2024	2,924,000	3,013,954
Enterprise Products Operating LLC, 4.45%, 2/15/2043	4,527,000	4,342,928
Enterprise Products Operating LLC, 4.85%, 3/15/2044	3,231,000	3,294,202
Enterprise Products Partners LP, 6.3%, 9/15/2017	2,590,000	2,666,382
Enterprise Products Partners LP, 7.034% to 1/15/2018, FRN to 1/15/2068	1,472,000	1,530,689
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	4,075,000	5,086,847
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	4,303,000	4,825,561
Kinder Morgan Energy Partners LP, 6.5%, 4/01/2020	5,018,000	5,601,975
Kinder Morgan Energy Partners LP, 3.5%, 3/01/2021	3,745,000	3,819,084
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	3,627,000	4,369,200
Kinder Morgan Energy Partners LP, 6.5%, 9/01/2039	1,000,000	1,118,288
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	5,922,000	6,143,435
ONEOK Partners LP, 2%, 10/01/2017	7,668,000	7,685,682
Phillips 66 Partners LP, 4.9%, 10/01/2046	9,059,000	8,802,114
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	12,865,000	13,958,525
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	1,257,000	1,365,416
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026 (n)	13,222,000	14,659,893
Sabine Pass Liquefaction LLC, 5%, 3/15/2027 (n)	7,084,000	7,429,345
Spectra Energy Capital LLC, 8%, 10/01/2019	5,750,000	6,511,524

		$175,112,853
Natural Gas - Distribution - 0.4%
NiSource Finance Corp., 3.85%, 2/15/2023	$10,894,000	$11,215,656
NiSource Finance Corp., 4.8%, 2/15/2044	4,239,000	4,496,765

		$15,712,421
Network & Telecom - 3.6%
AT&T, Inc., 2.45%, 6/30/2020	$5,778,000	$5,733,273
AT&T, Inc., 3.75%, 3/01/2024	17,387,000	17,375,872
AT&T, Inc., 4.5%, 5/15/2035	13,000,000	12,221,846
AT&T, Inc., 4.75%, 5/15/2046	15,772,000	14,406,413
AT&T, Inc., 5.65%, 2/15/2047	17,526,000	18,216,069
Verizon Communications, Inc., 4.5%, 9/15/2020	25,714,000	27,446,635
Verizon Communications, Inc., 1.75%, 8/15/2021	8,069,000	7,703,256
Verizon Communications, Inc., 3%, 11/01/2021	12,119,000	12,158,665

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - continued
Verizon Communications, Inc., 5.05%, 3/15/2034	$8,076,000	$8,289,134
Verizon Communications, Inc., 6%, 4/01/2041	4,310,000	4,942,492
Verizon Communications, Inc., 6.55%, 9/15/2043	11,579,000	14,281,330

		$142,774,985
Oils - 1.4%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$11,333,000	$11,591,630
Marathon Petroleum Corp., 4.75%, 9/15/2044	6,090,000	5,428,577
Valero Energy Corp., 3.4%, 9/15/2026	20,305,000	19,492,191
Valero Energy Corp., 4.9%, 3/15/2045	17,086,000	16,906,682

		$53,419,080
Other Banks & Diversified Financials - 4.1%
BPCE S.A., 4.5%, 3/15/2025 (n)	$6,746,000	$6,591,071
Capital One Financial Corp., 3.75%, 4/24/2024	7,016,000	7,120,300
Citigroup, Inc., 4.4%, 6/10/2025	8,354,000	8,463,939
Citigroup, Inc., 3.2%, 10/21/2026	35,061,000	33,210,936
Citizens Bank N.A., 2.55%, 5/13/2021	9,910,000	9,866,346
Citizens Financial Group, Inc., 4.3%, 12/03/2025	9,478,000	9,622,350
Discover Bank, 7%, 4/15/2020	17,724,000	19,715,681
Discover Bank, 3.45%, 7/27/2026	16,852,000	16,233,515
Discover Financial Services, 3.95%, 11/06/2024	300,000	297,791
Discover Financial Services, 3.75%, 3/04/2025	3,622,000	3,537,419
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	3,146,000	3,853,850
SunTrust Banks, Inc., 2.7%, 1/27/2022	29,944,000	29,825,272
SunTrust Banks, Inc., 3.3%, 5/15/2026	12,305,000	11,880,773
U.S. Bancorp, 3%, 3/15/2022	2,601,000	2,647,667

		$162,866,910
Personal Computers & Peripherals - 0.5%
Equifax, Inc., 2.3%, 6/01/2021	$6,156,000	$6,060,841
Equifax, Inc., 3.3%, 12/15/2022	14,996,000	15,251,277

		$21,312,118
Pharmaceuticals - 2.5%
Actavis, Inc., 1.875%, 10/01/2017	$3,180,000	$3,186,090
Actavis, Inc., 3.25%, 10/01/2022	4,118,000	4,112,000
Biogen, Inc., 3.625%, 9/15/2022	12,455,000	12,833,869
Celgene Corp., 2.875%, 8/15/2020	18,498,000	18,791,045
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)	24,838,000	25,792,201
Gilead Sciences, Inc., 3.65%, 3/01/2026	15,567,000	15,820,586
Gilead Sciences, Inc., 4.5%, 2/01/2045	4,419,000	4,410,065
Shire Acquisitions Investments Ireland, 2.4%, 9/23/2021	14,055,000	13,648,066

		$98,593,922
Pollution Control - 0.2%
Republic Services, Inc., 5.25%, 11/15/2021	$6,200,000	$6,895,597

Precious Metals & Minerals - 0.7%
Teck Resources Ltd., 4.5%, 1/15/2021	$17,533,000	$17,839,828
Teck Resources Ltd., 6%, 8/15/2040	8,879,000	8,901,198

		$26,741,026

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Railroad & Shipping - 0.5%
Canadian Pacific Railway Co., 7.25%, 5/15/2019	$11,151,000	$12,428,291
Canadian Pacific Railway Co., 4.5%, 1/15/2022	6,058,000	6,515,839

		$18,944,130
Real Estate - Office - 0.3%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$3,355,000	$3,448,809
Boston Properties LP, REIT, 3.85%, 2/01/2023	3,562,000	3,676,928
Vornado Realty LP, REIT, 2.5%, 6/30/2019	3,697,000	3,712,978

		$10,838,715
Real Estate - Other - 0.2%
Host Hotels & Resorts, Inc., REIT, 4.75%, 3/01/2023	$2,843,000	$2,993,872
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/2025	3,783,000	3,750,784

		$6,744,656
Real Estate - Retail - 0.6%
DDR Corp., REIT, 3.625%, 2/01/2025	$6,848,000	$6,626,406
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	9,465,000	9,467,073
Simon Property Group, Inc., REIT, 4.375%, 3/01/2021	7,340,000	7,871,291

		$23,964,770
Retailers - 1.4%
Bed Bath & Beyond, Inc., 5.165%, 8/01/2044	$9,077,000	$7,750,097
Best Buy Co., Inc., 5%, 8/01/2018	8,415,000	8,788,205
Best Buy Co., Inc., 5.5%, 3/15/2021	13,129,000	14,267,718
Dollar General Corp., 4.15%, 11/01/2025	5,508,000	5,649,214
Home Depot, Inc., 3%, 4/01/2026	7,218,000	7,156,589
Home Depot, Inc., 4.875%, 2/15/2044	10,313,000	11,513,877

		$55,125,700
Specialty Chemicals - 0.1%
Ecolab, Inc., 2.25%, 1/12/2020	$600,000	$600,967
Ecolab, Inc., 4.35%, 12/08/2021	4,000,000	4,323,012

		$4,923,979
Telecommunications - Wireless - 2.5%
American Tower Corp., REIT, 4.5%, 1/15/2018	$5,760,000	$5,906,108
American Tower Corp., REIT, 4.7%, 3/15/2022	7,973,000	8,510,380
American Tower Corp., REIT, 3.5%, 1/31/2023	3,999,000	4,010,421
American Tower Corp., REIT, 4%, 6/01/2025	12,172,000	12,195,553
Crown Castle International Corp., 5.25%, 1/15/2023	4,570,000	4,964,391
Crown Castle International Corp., 4.45%, 2/15/2026	15,364,000	15,851,254
Crown Castle International Corp., 4%, 3/01/2027	11,286,000	11,263,214
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	1,400,000	1,491,527
SBA Tower Trust, 2.898%, 10/15/2044 (n)	9,621,000	9,687,637
T-Mobile USA, Inc., 6%, 4/15/2024	21,678,000	23,032,875

		$96,913,360
Tobacco - 2.2%
Altria Group, Inc., 4%, 1/31/2024	$3,204,000	$3,358,801
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)	17,708,000	18,227,482
Philip Morris International, Inc., 4.875%, 11/15/2043	7,949,000	8,470,979
Reynolds American, Inc., 2.3%, 8/21/2017	9,055,000	9,095,748
Reynolds American, Inc., 8.125%, 6/23/2019	6,504,000	7,386,593
Reynolds American, Inc., 6.875%, 5/01/2020	5,000,000	5,678,210
Reynolds American, Inc., 3.25%, 6/12/2020	1,586,000	1,626,652

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Tobacco - continued
Reynolds American, Inc., 4%, 6/12/2022	$5,408,000	$5,649,857
Reynolds American, Inc., 4.45%, 6/12/2025	19,045,000	19,962,169
Reynolds American, Inc., 5.7%, 8/15/2035	4,634,000	5,301,792

		$84,758,283
Transportation - Services - 0.3%
ERAC USA Finance LLC, 6.375%, 10/15/2017 (n)	$1,400,000	$1,445,893
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	2,391,000	2,428,720
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	3,679,000	4,666,742
ERAC USA Finance LLC, 5.625%, 3/15/2042 (n)	2,420,000	2,667,179
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	1,850,000	1,775,304

		$12,983,838
U.S. Treasury Obligations - 2.2%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$26,323,000	$28,789,755
U.S. Treasury Notes, 2%, 11/15/2026	60,000,000	57,658,620
		$86,448,375
Utilities - Electric Power - 3.9%
Alabama Power Co., 4.15%, 8/15/2044	$4,231,000	$4,311,021
American Electric Power Co., Inc., 1.65%, 12/15/2017	8,244,000	8,242,566
Berkshire Hathaway Energy, 4.5%, 2/01/2045	5,432,000	5,645,744
CMS Energy Corp., 6.25%, 2/01/2020	6,891,000	7,650,960
CMS Energy Corp., 5.05%, 3/15/2022	5,159,000	5,651,777
Dominion Resources, Inc., 2.5%, 12/01/2019	3,550,000	3,594,190
DTE Electric Co., 3.7%, 3/15/2045	2,077,000	1,992,705
Duke Energy Corp., 3.75%, 9/01/2046	13,123,000	11,902,246
EDP Finance B.V., 4.9%, 10/01/2019 (n)	3,533,000	3,711,325
EDP Finance B.V., 5.25%, 1/14/2021 (n)	6,828,000	7,267,477
Emera U.S. Finance LP, 2.7%, 6/15/2021	3,920,000	3,889,898
Emera U.S. Finance LP, 3.55%, 6/15/2026	4,478,000	4,389,300
PPL Capital Funding, Inc., 4.2%, 6/15/2022	2,500,000	2,640,315
PPL Capital Funding, Inc., 3.1%, 5/15/2026	14,911,000	14,306,687
PPL Capital Funding, Inc., 5%, 3/15/2044	5,193,000	5,434,449
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	5,693,000	6,174,423
PSEG Power LLC, 3%, 6/15/2021	15,200,000	15,292,355
Public Service Enterprise Group, 2%, 11/15/2021	20,489,000	19,873,080
Southern Co., 2.95%, 7/01/2023	8,880,000	8,752,243
Southern Co., 4.4%, 7/01/2046	13,396,000	13,255,918

		$153,978,679
Total Bonds		$3,739,508,568

Floating Rate Loans (g)(r) - 1.5%
Aerospace - 0.4%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020	$14,883,721	$14,846,512

Automotive - 0.2%
Allison Transmission, Inc., Term Loan B, 3.5%, 9/23/2022	$7,622,240	$7,689,887

Containers - 0.3%
Berry Plastics Group, Inc., Term Loan G, 3.5%, 1/06/2021	$13,473,810	$13,529,955

Gaming & Lodging - 0.3%
Hilton Worldwide Finance LLC, Term Loan B1, 3.5%, 10/25/2020	$10,105,358	$10,179,339

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Medical & Health Technology & Services - 0.3%
DaVita Healthcare Partners, Inc., Term Loan B, 3.5%, 6/24/2021	$13,370,957	$13,525,565
Total Floating Rate Loans		$59,771,258

Money Market Funds - 4.0%
MFS Institutional Money Market Portfolio, 0.62% (v)	156,185,358	$156,185,358
Total Investments		$3,955,465,184

Other Assets, Less Liabilities - (0.5)%		(18,347,952)
Net Assets - 100.0%		$3,937,117,232

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $525,469,089 representing 13.3% of net assets.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.376%, 12/28/2040	3/01/06	$1,316,616	$1,009,853
BlackRock Capital Finance LP, 7.75%, 9/25/2026	10/10/96-1/03/97	79,394	7,976
Total Restricted Securities			$1,017,829
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

1/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$86,448,375	$—	$86,448,375
Non-U.S. Sovereign Debt	—	13,671,323	—	13,671,323
U.S. Corporate Bonds	—	3,153,724,543	—	3,153,724,543
Residential Mortgage-Backed Securities	—	7,976	—	7,976
Commercial Mortgage-Backed Securities	—	4,501,124	—	4,501,124
Asset-Backed Securities (including CDOs)	—	1,009,853	—	1,009,853
Foreign Bonds	—	480,145,374	—	480,145,374
Floating Rate Loans	—	59,771,258	—	59,771,258
Mutual Funds	156,185,358	—	—	156,185,358
Total Investments	$156,185,358	$3,799,279,826	$—	$3,955,465,184

For further information regarding security characteristics, see the Portfolio of Investments.

12

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,933,784,165
Gross unrealized appreciation	65,703,649
Gross unrealized depreciation	(44,022,630)
Net unrealized appreciation (depreciation)	$21,681,019

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	185,634,149	1,243,211,043	(1,272,659,834)	156,185,358

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$5,523	$—	$487,829	$156,185,358

13

QUARTERLY REPORT

January 31, 2017

MFS® LIMITED MATURITY FUND

PORTFOLIO OF INVESTMENTS

1/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 95.6%
Asset-Backed & Securitized - 14.9%
Adirondack Park CLO Ltd., FRN, 2.173%, 4/15/2024 (z)	$1,100,000	$1,098,034
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/2019	858,050	857,829
AmeriCredit Automobile Receivables Trust, 2016-3, “A2A”, 1.37%, 11/08/2019	3,690,000	3,690,125
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/2022 (n)	143,988	143,917
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	4,165,136	4,165,569
Atrium CDO Corp., FRN, 2.143%, 7/16/2025 (z)	2,455,000	2,450,489
Bayview Commercial Asset Trust, FRN, 1.081%, 8/25/2035 (z)	544,772	478,992
Bayview Commercial Asset Trust, FRN, 1.041%, 4/25/2036 (z)	469,592	421,201
Bayview Commercial Asset Trust, FRN, 0%, 7/25/2036 (i)(z)	2,381,011	0
Bayview Financial Acquisition Trust, FRN, 5.638%, 11/28/2036	919,024	911,115
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.356%, 12/28/2040 (z)	630,447	483,557
Capital Auto Receivables Asset Trust, 2016-3, “A2A”, 1.36%, 4/22/2019	2,010,000	2,010,548
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	9,510,000	9,400,973
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.917%, 3/15/2028 (n)	3,674,000	3,696,479
Chesapeake Funding LLC, “A”, FRN, 1.23%, 1/07/2025 (n)	798,143	797,669
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 1.28%, 2/07/2027 (n)	3,540,903	3,537,211
Chrysler Capital Auto Receivables Trust 2016-A, 1.47%, 4/15/2019 (n)	2,451,915	2,454,158
Chrysler Capital Auto Receivables Trust 2016-B, “A2”, 1.36%, 1/15/2020 (n)	2,920,000	2,916,136
Colony Starwood Homes, 2016-2A, “A”, FRN, 2.018%, 12/17/2033 (n)	5,886,504	5,914,132
Commercial Mortgage Asset Trust, FRN, 0.571%, 1/17/2032 (i)(z)	2,331,268	1,031
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	5,056,000	5,087,525
Credit Acceptance Auto Loan Trust, 2016-2A, “A”, 2.42%, 11/15/2023 (n)	3,480,000	3,484,090
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	5,913,000	5,866,258
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.939%, 9/15/2039	1,592,365	1,610,414
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.01%, 12/25/2035	401,862	397,890
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.871%, 1/25/2037 (q)	2,266,031	952,370
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.969%, 3/25/2037 (q)	3,256,964	1,793,879
Cutwater Ltd., 2014-1A, “A”, FRN, 2.543%, 7/15/2026 (z)	4,150,000	4,139,971
CWCapital Cobalt Ltd., “A4”, FRN, 5.764%, 5/15/2046	2,144,977	2,161,386
Drive Auto Receivables Trust, 2017-AA, “A3”, 1.77%, 1/15/2020 (n)	3,380,000	3,379,459
Drive Auto Receivables Trust, 2016-CA, “A3”, 1.67%, 11/15/2019 (n)	5,480,000	5,477,356
DT Auto Owner Trust, 2016-2A, “A”, 1.73%, 8/15/2019 (n)	1,076,054	1,076,666
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	3,240,000	3,236,292
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/2019 (n)	113,889	113,848
Enterprise Fleet Financing LLC, 2017-1, “A2”, 2.13%, 7/20/2022 (n)	2,780,000	2,779,646
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/2019 (n)	357,698	357,673
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	831,939	831,765
Exeter Automobile Receivables Trust, 2016-1A, “A”, 2.35%, 7/15/2020 (n)	1,001,772	1,005,284
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (n)	6,069,286	6,065,342
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (z)	2,895,000	2,894,792
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	2,683,741	2,706,181
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	1,498,000	1,511,575
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	8,877,000	8,956,894
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 1.168%, 1/15/2020	5,870,000	5,878,161
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 1.157%, 7/20/2019	10,644,000	10,645,255
GM Financial Automobile Leasing Trust, 2015-3A, “A2”, 1.17%, 6/20/2018	3,106,057	3,105,730
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	4,200,000	4,198,903
GO Financial Auto Securitization Trust, 2015-2, “A”, 3.27%, 11/15/2018 (n)	697,368	698,305
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 1.32%, 12/10/2027 (n)	697,470	697,448
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	3,220,000	3,232,470
Hyundai Auto Lease Securitization Trust, 2016-C, “A2”, 1.3%, 3/15/2019 (n)	6,160,000	6,151,924
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/2018	1,422,865	1,421,704

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
IMPAC CMB Trust, FRN, 1.511%, 11/25/2034	$178,593	$172,406
IMPAC CMB Trust, FRN, 1.691%, 11/25/2034	187,992	174,646
IMPAC Secured Assets Corp., FRN, 1.121%, 5/25/2036	549,720	496,273
Interstar Millennium Trust, FRN, 1.359%, 3/14/2036	118,121	112,223
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/2049	606,193	605,462
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/2017 (n)	156,787	156,765
LB Commercial Conduit Mortgage Trust, FRN, 1.477%, 10/15/2035 (i)	1,737,278	30,293
Limerock CLO III Ltd, 2014-3A, “A1”, FRN, 2.56%, 10/20/2026 (z)	2,689,002	2,694,020
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.553%, 10/15/2027 (z)	3,678,505	3,669,565
Mercedes-Benz Auto Lease Trust, 2015-B, “A2A”, 1%, 1/16/2018	1,407,386	1,406,825
Mercedes-Benz Master Owner Trust, 2016-AA, “A”, FRN, 1.347%, 5/15/2020 (n)	5,650,000	5,667,177
Merrill Lynch Mortgage Investors, Inc., FRN, 4.524%, 2/25/2037 (q)	1,905,970	355,932
Morgan Stanley Capital I, Inc., FRN, 1.531%, 3/15/2031 (i)(z)	197,447	2
Motor PLC, 2015-1A, “A1”, FRN, 1.371%, 6/25/2022 (n)	2,246,214	2,246,113
Nationstar HECM Loan Trust, 2015-2A, “A”, 2.883%, 11/25/2025 (n)	662,249	662,514
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026 (z)	1,040,229	1,045,756
Navient Student Loan Trust, 2016-AA , “A1”, FRN, 1.867%, 12/15/2025 (n)	1,221,945	1,226,879
Navient Student Loan Trust, 2016-3A, “A1”, FRN, 1.371%, 6/25/2065 (n)	2,206,150	2,213,161
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	6,561,000	6,560,856
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (z)	1,677,536	1,682,185
Option One Mortgage Loan Trust, FRN, 5.611%, 1/25/2037 (q)	762,544	774,415
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (n)	1,860,000	1,860,441
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.557%, 12/25/2036 (q)	1,549,027	985,770
Santander Drive Auto Receivable Trust, 2016-2A, “A2”, 1.38%, 7/15/2019	1,403,017	1,403,308
Securitized Term Auto Receivables Trust, 2016-1A, “A2A”, 1.284%, 11/26/2018 (n)	2,930,000	2,926,561
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	1,810,384	1,801,011
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	7,440,000	7,418,450
Sway Residential Trust, 2014-1, “A”, FRN, 2.068%, 1/17/2032 (n)	3,513,195	3,513,192
Thornburg Mortgage Securities Trust, FRN, 1.451%, 4/25/2043	471,368	461,874
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 2.018%, 5/17/2032 (n)	2,905,417	2,902,735
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 2.589%, 11/17/2033 (n)	3,980,000	3,878,372
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	5,740,000	5,698,614
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 1.127%, 7/22/2019 (n)	11,000,000	10,992,233
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/2018 (n)	3,184,697	3,186,400
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/2023 (n)	488,096	487,821

		$226,815,871
Automotive - 3.9%
American Honda Finance Corp., 1.6%, 7/13/2018	$2,630,000	$2,633,958
American Honda Finance Corp., FRN, 1.447%, 9/20/2017	2,150,000	2,154,840
American Honda Finance Corp., FRN, 1.191%, 11/19/2018	3,810,000	3,815,208
Daimler Finance North America LLC, 2.4%, 4/10/2017 (n)	2,680,000	2,686,917
Daimler Finance North America LLC, 1.65%, 5/18/2018 (n)	3,220,000	3,214,256
Daimler Finance North America LLC, FRN, 1.226%, 8/01/2017 (n)	4,000,000	4,002,904
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	4,860,000	4,816,386
Ford Motor Credit Co. LLC, FRN, 1.471%, 9/08/2017	4,890,000	4,891,560
Ford Motor Credit Co. LLC, FRN, 1.949%, 1/09/2018	2,600,000	2,609,368
Hyundai Capital America, 2%, 3/19/2018 (n)	6,625,000	6,624,271
Hyundai Capital America, 2.4%, 10/30/2018 (n)	2,600,000	2,610,582
Nissan Motor Acceptance Corp., FRN, 1.492%, 3/03/2017 (n)	3,030,000	3,031,427
Toyota Motor Credit Corp., 1.7%, 2/19/2019	4,820,000	4,818,086
Toyota Motor Credit Corp., FRN, 1.413%, 1/17/2019	5,320,000	5,337,503
Volkswagen Group of America Finance LLC, FRN, 1.29%, 5/23/2017 (n)	3,620,000	3,619,591
Volkswagen Group of America Finance LLC, FRN, 1.351%, 11/20/2017 (n)	3,000,000	2,993,094

		$59,859,951

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Banks & Diversified Financials (Covered Bonds) - 0.3%
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/2017 (n)	$3,800,000	$3,801,410

Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$1,862,000	$1,854,612

Brokerage & Asset Managers - 0.5%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$4,908,000	$4,992,679
NYSE Euronext, 2%, 10/05/2017	3,266,000	3,281,845

		$8,274,524
Building - 0.3%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$4,230,000	$4,214,556

Business Services - 0.8%
Cisco Systems, Inc., FRN, 1.222%, 3/03/2017	$6,150,000	$6,152,017
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	1,580,000	1,604,800
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	4,120,000	4,030,987

		$11,787,804
Chemicals - 1.4%
CF Industries, Inc., 6.875%, 5/01/2018	$6,972,000	$7,346,745
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	4,320,000	4,319,581
Dow Chemical Co., 8.55%, 5/15/2019	2,900,000	3,315,245
LyondellBasell Industries N.V., 5%, 4/15/2019	5,930,000	6,271,272

		$21,252,843
Computer Software - 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$3,590,000	$3,663,861
Intuit, Inc., 5.75%, 3/15/2017	1,220,000	1,226,873
Microsoft Corp., 2%, 11/03/2020	8,646,000	8,635,850

		$13,526,584
Computer Software - Systems - 0.1%
Apple, Inc., 1.7%, 2/22/2019	$2,110,000	$2,115,191

Conglomerates - 0.5%
ABB Finance (USA), Inc., 1.625%, 5/08/2017	$1,659,000	$1,661,786
Roper Industries, Inc., 1.85%, 11/15/2017	3,978,000	3,987,130
Roper Technologies, Inc., 2.8%, 12/15/2021	1,810,000	1,808,773

		$7,457,689
Consumer Products - 1.2%
Clorox Co., 5.95%, 10/15/2017	$1,305,000	$1,347,170
Mattel, Inc., 1.7%, 3/15/2018	1,041,000	1,040,478
Newell Brands, Inc., 2.6%, 3/29/2019	2,782,000	2,816,555
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	2,748,000	2,757,445
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	4,240,000	4,314,348
Reckitt Benckiser PLC, 2.125%, 9/21/2018 (n)	5,585,000	5,593,266

		$17,869,262
Consumer Services - 0.2%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$3,189,000	$3,198,184

Electrical Equipment - 0.5%
Amphenol Corp., 1.55%, 9/15/2017	$2,270,000	$2,271,273
Arrow Electronics, Inc., 3%, 3/01/2018	1,326,000	1,339,321

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electrical Equipment - continued
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$4,611,000	$4,633,903

		$8,244,497
Electronics - 1.1%
Broadcom Corp., “A”, 3%, 1/15/2022 (n)	$6,260,000	$6,232,800
Intel Corp., 1.35%, 12/15/2017	6,765,000	6,773,822
Tyco Electronics Group S.A., 2.375%, 12/17/2018	1,500,000	1,512,435
Xilinx, Inc., 2.125%, 3/15/2019	2,410,000	2,415,919

		$16,934,976
Emerging Market Quasi-Sovereign - 0.9%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$3,762,000	$3,842,883
Korea Gas Corp., 2.25%, 7/25/2017 (n)	2,750,000	2,758,609
Petroleos Mexicanos, 3.125%, 1/23/2019	2,522,000	2,532,088
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	4,456,000	4,436,744

		$13,570,324
Emerging Market Sovereign - 0.3%
State of Qatar, 2.375%, 6/02/2021 (n)	$4,400,000	$4,344,296

Energy - Integrated - 1.2%
BP Capital Markets PLC, 2.521%, 1/15/2020	$3,049,000	$3,087,250
Chevron Corp., 1.104%, 12/05/2017	3,658,000	3,652,502
Shell International Finance B.V., 1.125%, 8/21/2017	3,430,000	3,429,602
Shell International Finance B.V., 1.375%, 5/10/2019	5,690,000	5,648,241
Total Capital International S.A., 1.5%, 2/17/2017	1,670,000	1,670,431

		$17,488,026
Financial Institutions - 0.3%
LeasePlan Corp. N.V., 3%, 10/23/2017 (n)	$3,370,000	$3,390,800
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	1,208,000	1,209,697

		$4,600,497
Food & Beverages - 4.2%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/2019	$4,921,000	$4,927,732
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	5,173,000	5,203,153
Anheuser-Busch InBev S.A., 1.375%, 7/15/2017	6,321,000	6,323,427
Anheuser-Busch InBev Worldwide, Inc., FRN, 1.576%, 8/01/2018	5,700,000	5,740,162
Diageo Capital PLC, 1.5%, 5/11/2017	2,750,000	2,753,267
General Mills, Inc., 1.4%, 10/20/2017	5,400,000	5,405,227
Ingredion, Inc., 1.8%, 9/25/2017	2,092,000	2,096,230
J.M. Smucker Co., 1.75%, 3/15/2018	1,750,000	1,753,066
Kraft Heinz Foods Co., 1.6%, 6/30/2017	4,980,000	4,983,227
Kraft Heinz Foods Co., 6.125%, 8/23/2018	7,435,000	7,915,598
Molson Coors Brewing Co., 2%, 5/01/2017	2,697,000	2,702,693
Mondelez International, Inc., FRN, 1.649%, 10/28/2019 (n)	7,400,000	7,424,834
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	1,900,000	2,116,729
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	3,190,000	3,165,305
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	525,000	529,916

		$63,040,566
Food & Drug Stores - 0.8%
CVS Health Corp., 1.9%, 7/20/2018	$3,920,000	$3,934,488
CVS Health Corp., 2.8%, 7/20/2020	3,640,000	3,691,426
Walgreens Boots Alliance, Inc., 1.75%, 5/30/2018	4,780,000	4,788,690

		$12,414,604

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 3/01/2017	$3,473,000	$3,477,890

Insurance - 1.7%
American International Group, Inc., 2.3%, 7/16/2019	$2,039,000	$2,052,170
American International Group, Inc., 3.3%, 3/01/2021	5,141,000	5,271,581
MetLife Global Funding I, FRN, 1.39%, 4/10/2017 (n)	4,820,000	4,823,880
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	4,840,000	4,811,667
Metropolitan Life Global Funding I, FRN, 1.423%, 12/19/2018 (n)	3,700,000	3,707,863
Prudential Financial, Inc., FRN, 1.686%, 8/15/2018	3,690,000	3,704,601
Voya Financial, Inc., 2.9%, 2/15/2018	1,917,000	1,937,510

		$26,309,272
Insurance - Health - 0.7%
Aetna, Inc., 1.5%, 11/15/2017	$674,000	$674,115
Aetna, Inc., 1.9%, 6/07/2019	5,990,000	6,003,106
UnitedHealth Group, Inc., 1.45%, 7/17/2017	3,910,000	3,916,260

		$10,593,481
Insurance - Property & Casualty - 0.2%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	$3,180,000	$3,199,150

International Market Quasi-Sovereign - 4.4%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)	$4,070,000	$4,071,156
Caisse d’Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	9,000,000	9,012,690
CPPIB Capital, Inc., 1.25%, 9/20/2019 (n)	7,460,000	7,363,520
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	7,590,000	7,320,509
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	2,070,000	2,080,131
Dexia Credit Local, “A”, 2.25%, 2/18/2020 (n)	3,150,000	3,144,705
Electricite de France, 2.15%, 1/22/2019 (n)	3,953,000	3,958,313
KFW Government Development Banks, 0.875%, 4/19/2018	3,949,000	3,931,585
KFW Government Development Banks, 1.125%, 11/16/2018	4,000,000	3,979,784
Kommunalbanken A.S., 1.375%, 10/26/2020 (n)	3,870,000	3,781,230
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/2018 (n)	3,160,000	3,164,323
Statoil A.S.A., FRN, 1.196%, 5/15/2018	1,205,000	1,207,286
Statoil A.S.A., FRN, 1.343%, 11/08/2018	3,010,000	3,026,940
Swedish Export Credit Corp., 1.125%, 8/28/2019	10,280,000	10,119,334

		$66,161,506
International Market Sovereign - 0.8%
Kingdom of Denmark, 0.875%, 3/20/2017 (n)	$6,840,000	$6,839,891
Kingdom of Sweden, 1%, 2/27/2018 (n)	3,500,000	3,490,571
Republic of Finland, 1%, 4/23/2019 (n)	2,510,000	2,479,009

		$12,809,471
Internet - 0.2%
Baidu, Inc., 3.25%, 8/06/2018	$892,000	$906,941
Baidu, Inc., 2.75%, 6/09/2019	2,189,000	2,214,143

		$3,121,084
Local Authorities - 0.7%
Kommuninvest i Sverige AB, 1.125%, 9/17/2019 (n)	$11,000,000	$10,817,725

Major Banks - 17.1%
ABN AMRO Bank N.V., 2.1%, 1/18/2019 (n)	$7,840,000	$7,850,623
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)	6,820,000	6,820,000

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Bank of America Corp., 6%, 9/01/2017	$8,000,000	$8,202,240
Bank of America Corp., 6.875%, 4/25/2018	4,213,000	4,463,463
Bank of America Corp., 1.75%, 6/05/2018	3,330,000	3,331,948
Bank of America Corp., 2.151%, 11/09/2020	3,310,000	3,255,150
Bank of Montreal, FRN, 1.609%, 4/09/2018	1,990,000	1,997,168
Bank of Montreal, FRN, 1.674%, 7/18/2019	5,650,000	5,670,103
Barclays PLC, 3.25%, 1/12/2021	10,346,000	10,354,929
BNP Paribas, FRN, 1.473%, 3/17/2017	3,010,000	3,011,568
Commonwealth Bank of Australia, 1.75%, 11/02/2018	1,390,000	1,390,751
Commonwealth Bank of Australia, FRN, 1.521%, 11/07/2019 (n)	7,370,000	7,376,323
Commonwealth Bank of Australia, FRN, 1.316%, 3/13/2017 (n)	1,510,000	1,510,737
Commonwealth Bank of Australia, FRN, 1.221%, 9/08/2017 (n)	6,000,000	6,002,022
Credit Agricole, “A”, FRN, 2.44%, 1/10/2022 (n)	3,030,000	3,046,474
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	4,820,000	4,797,785
Credit Suisse New York, 1.75%, 1/29/2018	3,950,000	3,955,139
DBS Bank Ltd., 2.35%, 2/28/2017 (n)	4,010,000	4,007,181
DNB Bank A.S.A., 3.2%, 4/03/2017 (n)	4,190,000	4,203,965
Goldman Sachs Group, Inc., 2%, 4/25/2019	1,150,000	1,146,691
Goldman Sachs Group, Inc., 3%, 4/26/2022	4,780,000	4,748,146
Goldman Sachs Group, Inc., FRN, 1.586%, 5/22/2017	1,660,000	1,662,473
Goldman Sachs Group, Inc., FRN, 2.239%, 4/30/2018	2,310,000	2,330,767
Goldman Sachs Group, Inc., FRN, 2.006%, 11/15/2018	8,280,000	8,362,303
Goldman Sachs Group, Inc., FRN, 2.061%, 10/23/2019	5,010,000	5,043,166
HSBC Bank PLC, FRN, 1.546%, 5/15/2018 (n)	5,132,000	5,145,415
Huntington National Bank, FRN, 1.468%, 4/24/2017	7,240,000	7,242,411
ING Bank N.V., 1.8%, 3/16/2018 (n)	1,740,000	1,741,787
ING Bank N.V., 3.75%, 3/07/2017 (n)	2,644,000	2,650,319
ING Bank N.V., 2%, 11/26/2018 (n)	4,970,000	4,963,216
ING Bank N.V., 2.3%, 3/22/2019 (n)	4,000,000	4,016,724
JPMorgan Chase & Co., 2%, 8/15/2017	2,087,000	2,094,386
JPMorgan Chase & Co., 2.2%, 10/22/2019	5,340,000	5,350,883
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	2,790,000	2,803,710
Mizuho Bank Ltd., FRN, 1.447%, 9/25/2017 (n)	2,500,000	2,501,425
Mizuho Bank Ltd., FRN, 2.22%, 10/20/2018 (n)	4,060,000	4,079,675
Morgan Stanley, 2.65%, 1/27/2020	3,780,000	3,805,489
Morgan Stanley, FRN, 2.261%, 2/01/2019	6,200,000	6,308,512
Morgan Stanley, FRN, 1.781%, 7/23/2019	7,840,000	7,877,554
Nordea Bank AB, FRN, 1.358%, 4/04/2017 (n)	2,900,000	2,901,636
PNC Bank N.A., 1.5%, 10/18/2017	3,500,000	3,505,135
PNC Bank N.A., 2.25%, 7/02/2019	5,130,000	5,170,045
Royal Bank of Canada, FRN, 1.653%, 12/10/2018	8,210,000	8,250,155
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	2,500,000	2,497,545
Sumitomo Mitsui Banking Corp., FRN, 1.695%, 10/19/2018	6,250,000	6,252,475
Sumitomo Mitsui Banking Corp., FRN, 1.335%, 7/11/2017	6,000,000	5,999,550
Svenska Handelsbanken AB, 2.875%, 4/04/2017	3,548,000	3,559,637
Svenska Handelsbanken AB, FRN, 1.436%, 9/06/2019	6,470,000	6,474,464
Swedbank AB, 2.125%, 9/29/2017 (n)	10,851,000	10,901,284
Toronto-Dominion Bank, 1.75%, 7/23/2018	2,820,000	2,823,130
Toronto-Dominion Bank, 1.45%, 9/06/2018	7,260,000	7,231,933
Toronto-Dominion Bank, 1.552%, 8/13/2019	3,170,000	3,184,709
Wells Fargo & Co., FRN, 1.211%, 9/08/2017	5,020,000	5,021,355
Wells Fargo Bank N.A., FRN, 1.781%, 1/22/2018	3,900,000	3,925,315
Westpac Banking Corp., 2%, 8/14/2017	1,780,000	1,786,791
Westpac Banking Corp., FRN, 1.241%, 5/19/2017	5,730,000	5,735,346

		$260,343,126

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - 0.7%
Becton, Dickinson and Co., 1.8%, 12/15/2017	$2,945,000	$2,952,548
Catholic Health Initiatives, 1.6%, 11/01/2017	2,480,000	2,481,014
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	5,170,000	5,191,611

		$10,625,173
Medical Equipment - 1.3%
Abbott Laboratories, 2.35%, 11/22/2019	$6,330,000	$6,346,787
Abbott Laboratories, 2.9%, 11/30/2021	4,960,000	4,938,216
Medtronic, Inc., 1.5%, 3/15/2018	3,230,000	3,233,133
Zimmer Holdings, Inc., 2%, 4/01/2018	4,531,000	4,544,058

		$19,062,194
Metals & Mining - 0.6%
Freeport-McMoRan, Inc., 2.15%, 3/01/2017	$4,750,000	$4,750,000
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	1,620,000	1,615,140
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	2,980,000	2,977,080

		$9,342,220
Midstream - 1.0%
Energy Transfer Partners LP, 2.5%, 6/15/2018	$1,930,000	$1,943,412
EnLink Midstream Partners LP, 2.7%, 4/01/2019	2,163,000	2,172,113
Enterprise Products Operating LP, 6.5%, 1/31/2019	1,280,000	1,393,129
Kinder Morgan (Delaware), Inc., 2%, 12/01/2017	2,750,000	2,756,372
ONEOK Partners LP, 3.2%, 9/15/2018	3,550,000	3,623,705
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	2,847,000	2,854,149

		$14,742,880
Mortgage-Backed - 2.1%
Fannie Mae, 1.114%, 2/25/2017	$411,113	$410,792
Fannie Mae, 6%, 3/01/2017 - 12/01/2017	20,096	20,206
Fannie Mae, 5.5%, 4/01/2017 - 2/01/2019	102,608	104,419
Fannie Mae, 6.5%, 4/01/2017 - 6/01/2017	17,202	17,264
Fannie Mae, 5%, 2/01/2018 - 7/01/2023	863,199	903,402
Fannie Mae, 4.5%, 10/01/2018 - 3/01/2023	683,385	719,889
Fannie Mae, 3%, 5/01/2030 - 12/01/2031	7,411,843	7,622,437
Fannie Mae, 2.5%, 11/01/2031	14,325,458	14,335,860
Fannie Mae, FRN, 0.815%, 5/25/2018	2,690,609	2,686,092
Fannie Mae, FRN, 1.121%, 5/25/2018	2,990,612	2,990,826
Fannie Mae, FRN, 2.835%, 2/01/2033	27,649	28,425
Fannie Mae, FRN, 2.73%, 3/01/2033	85,125	86,770
Fannie Mae, FRN, 2.854%, 5/01/2033	300,974	317,187
Freddie Mac, 6%, 4/01/2017 - 8/01/2017	8,881	8,917
Freddie Mac, 1.426%, 8/25/2017	339,953	340,069
Freddie Mac, 5.5%, 9/01/2017 - 6/01/2025	541,378	583,434
Freddie Mac, 5%, 5/01/2018 - 8/01/2020	413,816	430,817
Ginnie Mae, FRN, 2.125%, 7/20/2032	90,192	93,822

		$31,700,628
Network & Telecom - 2.1%
AT&T, Inc., 2.4%, 3/15/2017	$3,360,000	$3,366,001
AT&T, Inc., 2.3%, 3/11/2019	4,270,000	4,284,112
AT&T, Inc., 2.45%, 6/30/2020	2,100,000	2,083,744
AT&T, Inc., 3.2%, 3/01/2022	5,118,000	5,114,110
AT&T, Inc., FRN, 1.847%, 11/27/2018	3,850,000	3,874,220
British Telecommunications PLC, 2.35%, 2/14/2019	2,970,000	2,986,385
Verizon Communications, Inc., 6.1%, 4/15/2018	1,000,000	1,054,494

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - continued
Verizon Communications, Inc., FRN, 1.763%, 6/17/2019	$9,145,000	$9,226,756

		$31,989,822
Oil Services - 0.2%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$3,010,000	$3,022,260

Oils - 0.4%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$5,697,000	$5,775,590

Other Banks & Diversified Financials - 8.5%
Banco Santander Chile, FRN, 1.915%, 4/11/2017 (n)	$3,830,000	$3,825,404
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	1,021,000	1,031,641
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	5,610,000	5,590,045
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	4,530,000	4,540,777
BPCE S.A., 1.625%, 1/26/2018	4,410,000	4,401,480
BPCE S.A., 2.5%, 7/15/2019	5,559,000	5,587,962
Branch Banking & Trust Co., 1.45%, 5/10/2019	5,620,000	5,561,507
Capital One Bank (USA) N.A., FRN, 1.561%, 2/05/2018	4,420,000	4,434,719
Citigroup, Inc., FRN, 1.779%, 4/08/2019	9,150,000	9,180,836
Citigroup, Inc., FRN, 2.074%, 8/02/2021	1,210,000	1,221,813
Citizens Bank N.A., 2.3%, 12/03/2018	5,000,000	5,028,055
Citizens Bank N.A., 2.5%, 3/14/2019	800,000	805,907
Citizens Bank N.A., 2.55%, 5/13/2021	845,000	841,278
Discover Bank, 3.1%, 6/04/2020	3,205,000	3,248,492
Fifth Third Bancorp, 1.35%, 6/01/2017	8,500,000	8,504,607
Fifth Third Bancorp, 2.3%, 3/01/2019	1,859,000	1,869,578
Fifth Third Bancorp, 2.3%, 3/15/2019	3,120,000	3,146,823
First Republic Bank, 2.375%, 6/17/2019	1,333,000	1,331,282
Groupe BPCE S.A., 2.5%, 12/10/2018	2,520,000	2,541,168
Lloyds Bank PLC, 1.75%, 5/14/2018	2,040,000	2,037,646
Lloyds Bank PLC, 2.3%, 11/27/2018	1,700,000	1,711,169
Lloyds Bank PLC, 2.041%, 1/22/2019	6,220,000	6,279,594
Macquarie Bank Ltd., FRN, 1.662%, 10/27/2017 (n)	3,790,000	3,796,178
Mizuho Corp. Bank Ltd., 2.55%, 3/17/2017 (n)	1,550,000	1,552,819
National Australia Bank Ltd., 1.375%, 7/12/2019	4,140,000	4,068,953
National Bank of Canada, FRN, 1.799%, 12/14/2018	5,040,000	5,061,526
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	4,560,000	4,502,813
Santander UK PLC, 3.05%, 8/23/2018	2,403,000	2,445,028
SunTrust Banks, Inc., 2.7%, 1/27/2022	5,086,000	5,065,834
Synchrony Financial, 1.875%, 8/15/2017	2,830,000	2,831,973
UBS AG, FRN, 1.282%, 8/14/2017	6,250,000	6,252,163
UBS Group Funding (Jersey) Ltd., 3%, 4/15/2021 (n)	6,146,000	6,133,812
UBS Group Funding (Jersey) Ltd., FRN, 2.437%, 9/24/2020 (n)	4,020,000	4,075,146

		$128,508,028
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$1,563,000	$1,538,839

Pharmaceuticals - 4.2%
AbbVie, Inc., 1.8%, 5/14/2018	$5,760,000	$5,768,490
Actavis Funding SCS, 2.35%, 3/12/2018	4,615,000	4,643,895
Actavis Funding SCS, 3%, 3/12/2020	2,399,000	2,436,429
Actavis, Inc., 1.875%, 10/01/2017	2,240,000	2,244,290
Bayer U.S. Finance LLC, 1.5%, 10/06/2017 (n)	4,000,000	3,997,236
Biogen, Inc., 2.9%, 9/15/2020	3,400,000	3,455,345

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co., 0.875%, 8/01/2017	$3,507,000	$3,502,406
Celgene Corp., 2.125%, 8/15/2018	4,900,000	4,922,158
EMD Finance LLC, 1.7%, 3/19/2018 (n)	5,140,000	5,124,431
Gilead Sciences, Inc., 1.85%, 9/04/2018	4,760,000	4,781,739
Mylan N.V., 2.5%, 6/07/2019	2,500,000	2,488,310
Sanofi, 1.25%, 4/10/2018	5,060,000	5,061,553
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	10,330,000	10,207,435
Teva Pharmaceutical Industries Ltd., 1.7%, 7/19/2019	5,290,000	5,195,129

		$63,828,846
Real Estate - Apartment - 0.1%
ERP Operating LP, 4.75%, 7/15/2020	$1,200,000	$1,288,063

Real Estate - Healthcare - 0.1%
Welltower, Inc., REIT, 2.25%, 3/15/2018	$1,686,000	$1,695,826

Real Estate - Office - 0.3%
Mack-Cali Realty LP, 2.5%, 12/15/2017	$2,000,000	$2,005,592
Vornado Realty LP, REIT, 2.5%, 6/30/2019	2,848,000	2,860,309

		$4,865,901
Real Estate - Retail - 0.3%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$1,935,000	$1,935,424
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/2017 (n)	2,730,000	2,732,599

		$4,668,023
Restaurants - 0.2%
McDonald’s Corp., 2.1%, 12/07/2018	$2,810,000	$2,829,771

Retailers - 0.5%
Dollar General Corp., 4.125%, 7/15/2017	$4,990,000	$5,051,217
Dollar General Corp., 1.875%, 4/15/2018	660,000	661,008
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	2,068,000	2,070,337

		$7,782,562
Specialty Chemicals - 0.2%
Airgas, Inc., 3.05%, 8/01/2020	$2,430,000	$2,489,987

Supranational - 1.1%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$4,530,000	$4,557,180
Corporacion Andina de Fomento, 1.5%, 8/08/2017	4,500,000	4,502,565
Corporacion Andina de Fomento, FRN, 1.589%, 1/29/2018	1,190,000	1,192,676
Corporacion Andina de Fomento, FRN, 2%, 5/10/2019	4,870,000	4,857,247
West African Development Bank, 5.5%, 5/06/2021 (n)	815,000	844,177

		$15,953,845
Telecommunications - Wireless - 0.7%
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	$2,840,000	$2,835,456
Crown Castle International Corp., 3.4%, 2/15/2021	2,140,000	2,170,367
SBA Tower Trust, 2.898%, 10/15/2044 (n)	4,150,000	4,178,744
SBA Tower Trust, 2.877%, 7/15/2046 (n)	1,843,000	1,824,496

		$11,009,063
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/2017	$3,070,000	$3,112,213

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Tobacco - 0.6%
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	$4,696,000	$4,696,972
Reynolds American, Inc., 2.3%, 6/12/2018	3,640,000	3,661,986

		$8,358,958
Transportation - Services - 0.5%
ERAC USA Finance Co., 2.75%, 3/15/2017 (n)	$2,408,000	$2,412,585
TTX Co., 2.6%, 6/15/2020 (n)	5,870,000	5,857,127

		$8,269,712
U.S. Government Agencies and Equivalents - 0.9%
AID-Ukraine, 1.844%, 5/16/2019	$1,226,000	$1,224,322
AID-Ukraine, 1.847%, 5/29/2020	3,300,000	3,291,720
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	4,500,000	4,546,161
Private Export Funding Corp., 1.875%, 7/15/2018	5,240,000	5,278,200

		$14,340,403
U.S. Treasury Obligations - 3.8%
U.S. Treasury Notes, 0.625%, 9/30/2017	$27,000,000	$26,976,807
U.S. Treasury Notes, 0.875%, 6/15/2019 (f)	31,000,000	30,670,625

		$57,647,432
Utilities - Electric Power - 4.5%
American Electric Power Co., Inc., 1.65%, 12/15/2017	$2,570,000	$2,569,553
Dominion Resources, Inc., 1.6%, 8/15/2019	1,640,000	1,619,977
Dominion Resources, Inc., 2.962%, 7/01/2019	2,840,000	2,877,942
Dominion Resources, Inc., 2.5%, 12/01/2019	7,000,000	7,087,136
Duke Energy Corp., 1.625%, 8/15/2017	1,410,000	1,411,225
Duke Energy Corp., FRN, 1.378%, 4/03/2017	1,800,000	1,801,399
Emera U.S. Finance LP, 2.15%, 6/15/2019	4,397,000	4,393,324
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	670,000	688,313
Eversource Energy, 1.6%, 1/15/2018	2,370,000	2,367,303
Eversource Energy, 2.5%, 3/15/2021	3,117,000	3,096,097
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	9,849,000	9,885,934
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	3,623,000	3,657,469
PG&E Corp., 2.4%, 3/01/2019	3,378,000	3,400,974
PSEG Power LLC, 3%, 6/15/2021	6,042,000	6,078,711
Southern Co., 2.45%, 9/01/2018	2,700,000	2,723,836
Southern Co., 1.85%, 7/01/2019	5,610,000	5,591,650
Southern Power Co., 1.85%, 12/01/2017	4,230,000	4,242,022
Xcel Energy, Inc., 2.4%, 3/15/2021	4,070,000	4,045,348

		$67,538,213
Total Bonds		$1,451,485,424

Short-Term Obligations (y) - 1.7%
Bank of Nova Scotia, 1.44%, due 9/01/17	$18,300,000	$18,316,579
Credit Agricole, 1.43%, due 9/01/17	8,280,000	8,285,743

Total Short-Term Obligations		$26,602,322

Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 0.62% (v)	38,976,954	$38,976,954
Total Investments		$1,517,064,700

Other Assets, Less Liabilities - 0.1%		1,721,432
Net Assets - 100.0%		$1,518,786,132

10

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $497,421,500 representing 32.8% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Adirondack Park CLO Ltd., FRN, 2.173%, 4/15/2024	8/17/16	$1,096,099	$1,098,034
Atrium CDO Corp., FRN, 2.143%, 7/16/2025	8/17/16-8/31/16	2,445,994	2,450,489
Bayview Commercial Asset Trust, FRN, 1.081%, 8/25/2035	6/09/05	544,772	478,992
Bayview Commercial Asset Trust, FRN, 1.041%, 4/25/2036	2/23/06	469,592	421,201
Bayview Commercial Asset Trust, FRN, 0%, 7/25/2036	5/16/06	180,385	0
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.376%, 12/28/2040	3/01/06	630,447	483,557
Commercial Mortgage Asset Trust, FRN, 0.571%, 1/17/2032	8/25/03	4,929	1,031
Cutwater Ltd., 2014-1A, “A”, FRN, 2.543%, 7/15/2026	9/09/16	4,141,989	4,139,971
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021	1/30/17	2,894,792	2,894,792
Limerock CLO III Ltd, 2014-3A, “A1”, FRN, 2.56%, 10/20/2026	5/26/16	2,684,441	2,694,020
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.553%, 10/15/2027	7/27/16	3,660,840	3,669,565
Morgan Stanley Capital I, Inc., FRN, 1.531%, 3/15/2031	6/10/03	1,751	2
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026	6/23/16	1,040,228	1,045,756
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021	7/12/16	1,677,456	1,682,185
Total Restricted Securities			$21,059,595
% of Net assets			1.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 1/31/17

Futures Contracts at 1/31/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 year (Long)	USD	500	$58,933,594	March - 2017	$262,688
U.S. Treasury Note 2 year (Long)	USD	225	$48,779,297	March - 2017	20,299

					$282,987

At January 31, 2017, the fund had liquid securities with an aggregate value of $585,713 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

1/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of January 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$71,987,835	$—	$71,987,835
Non-U.S. Sovereign Debt	—	112,839,441	—	112,839,441
U.S. Corporate Bonds	—	625,100,928	—	625,100,928
Residential Mortgage-Backed Securities	—	54,889,354	—	54,889,354
Commercial Mortgage-Backed Securities	—	5,805,054	—	5,805,054
Asset-Backed Securities (including CDOs)	—	197,822,092	—	197,822,092
Foreign Bonds	—	409,643,042	—	409,643,042
Mutual Funds	38,976,954	—	—	38,976,954
Total Investments	$38,976,954	$1,478,087,746	$—	$1,517,064,700

Other Financial Instruments
Futures Contracts – Assets	$282,987	$—	$—	$282,987

For further information regarding security characteristics, see the Portfolio of Investments.

12

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,526,966,207
Gross unrealized appreciation	4,306,389
Gross unrealized depreciation	(14,207,896)
Net unrealized appreciation (depreciation)	$(9,901,507)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	71,359,048	397,612,355	(429,994,449)	38,976,954

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$732	$—	$184,868	$38,976,954

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2017, are as follows:

United States	65.1%
Canada	4.6%
France	3.9%
United Kingdom	3.8%
Sweden	3.4%
Netherlands	3.2%
Japan	3.0%
Australia	2.2%
Switzerland	2.0%
Other Countries	8.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

13

QUARTERLY REPORT

January 31, 2017

MFS® MUNICIPAL LIMITED MATURITY FUND

PORTFOLIO OF INVESTMENTS

1/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 97.6%
Alabama - 0.9%
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 5%, 6/01/2018	$2,335,000	$2,448,655
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/2017	1,815,000	1,846,545
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/2018	1,000,000	1,043,120
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/2019	1,615,000	1,717,181
Alabama State Industrial Development Authority, Solid Water Disposal Rev. (Pine City Fiber Company Project), 6.45%, 12/01/2023	250,000	250,833
Auburn University, General Fee Rev., “A”, 5%, 6/01/2021	2,170,000	2,476,664
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,301,538
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1.65%, 6/01/2034 (Put Date 3/20/2017)	1,000,000	1,000,770
Phoenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	2,225,000	2,569,630

		$14,654,936
Alaska - 0.4%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2021	$1,400,000	$1,536,374
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2022	1,200,000	1,328,592
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/2021	4,000,000	4,419,600

		$7,284,566
Arizona - 1.5%
Arizona Board of Regents (Arizona State University), “A”, 4%, 7/01/2017	$300,000	$304,020
Arizona Health Facilities Authority Rev. (Phoenix Children’s Hospital), “A-1”, FRN, 2.51%, 2/01/2048 (Put Date 2/05/2020)	3,000,000	3,048,090
Chandler, AZ, 5%, 7/01/2022 (Prerefunded 7/01/2018)	1,000,000	1,055,100
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2026	3,000,000	3,540,870
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 7/01/2021	1,260,000	1,471,655
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 4%, 7/01/2025	1,240,000	1,205,392
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 3%, 7/01/2020	1,025,000	1,005,699
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies), “A”, 2.95%, 7/01/2026	3,480,000	3,281,953
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 3%, 7/01/2020	515,000	504,005
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2025	3,800,000	4,559,962
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/2017	375,000	382,013
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/2018	525,000	551,738
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 2.125%, 6/01/2027 (Put Date 6/01/2018)	3,000,000	3,027,150
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 1.6%, 3/01/2028 (Put Date 3/01/2018)	1,280,000	1,282,650

		$25,220,297
Arkansas - 0.8%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2020	$355,000	$387,468
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2021	465,000	517,164
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2022	380,000	428,005
Arkansas Four-Lane Highway Construction & Improvement Rev., 5%, 6/15/2021	5,000,000	5,709,800
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/2021	3,250,000	3,317,860
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2022	300,000	343,794
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2023	1,665,000	1,926,139

		$12,630,230
California - 8.9%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 5/01/2018	$3,510,000	$3,686,483
California Department of Water Resources, Power Supply Rev., “M”, 4%, 5/01/2019	3,000,000	3,190,020
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2019	1,000,000	1,076,880
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2020	1,250,000	1,379,475
California Educational Facilities Authority Rev. (University of Redlands), “A”, 4%, 10/01/2017	250,000	254,733
California Educational Facilities Authority Rev. (University of Redlands), “A”, 4%, 10/01/2018	400,000	416,660
California Educational Facilities Authority Rev. (University of San Francisco), 5%, 10/01/2021	500,000	569,605

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 10/01/2017	$1,100,000	$1,123,199
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “C”, 5%, 7/01/2043 (Put Date 10/15/2019)	2,750,000	2,996,703
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “D”, 5%, 7/01/2043 (Put Date 10/15/2020)	2,400,000	2,678,424
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/2023	9,900,000	9,919,404
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2018	430,000	450,244
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 1.25%, 8/01/2023 (Put Date 5/01/2017)	1,940,000	1,940,000
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/2023 (Put Date 12/01/2017)	135,000	138,553
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “C”, 5.25%, 6/01/2023 (Put Date 12/01/2017)	3,045,000	3,125,144
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2017	415,000	427,616
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2024	350,000	388,266
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2025	365,000	404,106
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2026	300,000	328,452
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2023	1,245,000	1,256,902
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2021	750,000	766,440
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2022	1,120,000	1,140,731
California State University Rev., “A”, 5%, 11/01/2022	5,000,000	5,864,100
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “C”, 5%, 11/01/2029 (Put Date 5/01/2017)	1,500,000	1,515,360
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/2021	1,640,000	1,641,722
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/2020	1,105,000	1,105,928
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/2020	125,000	125,041
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “A”, 1.65%, 7/01/2018	3,500,000	3,501,890
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 4%, 9/01/2018	400,000	416,500
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2021	450,000	509,108
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2022	450,000	517,212
Guam Government Business Privilege Tax Rev., “A”, 5%, 1/01/2027	3,185,000	3,357,754
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/2019	475,000	515,993
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/2020	550,000	610,390
La Verne, CA, Brethren Hillcrest Homes, COP, 3%, 5/15/2017	575,000	577,461
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/2018	235,000	241,439
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/2019	565,000	589,510
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2021	310,000	341,732
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2020	930,000	1,015,532
Los Angeles County, CA, Public Works Financing Authority Lease Rev. (Multiple Capital Project II), 5%, 8/01/2018	500,000	529,480
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/2022	1,865,000	2,148,499
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/2023	1,865,000	2,168,473
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 10/01/2020	5,000,000	5,642,950
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B”, 5%, 5/15/2026	1,350,000	1,586,183
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 7/01/2019	1,000,000	1,091,240
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/2018	2,450,000	2,489,984
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 1/01/2018	310,000	320,676
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/2019	2,575,000	2,617,024
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/2020	2,705,000	2,748,902
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2021	750,000	851,438
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2022	800,000	922,216
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), “A”, AGM, 5%, 9/01/2024	4,000,000	4,688,760
Rancho Cucamonga, CA, Redevelopment Agency Rev., AGM, 5%, 9/01/2020	1,200,000	1,342,992
Rancho Cucamonga, CA, Redevelopment Agency Rev., AGM, 5%, 9/01/2021	1,000,000	1,141,240
Riverside, CA, Unified School District Financing Authority, Special Tax Rev., BAM, 5%, 9/01/2021	285,000	325,119

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 3%, 9/01/2017	$1,140,000	$1,152,859
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/2018	1,210,000	1,261,340
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/2019	1,300,000	1,381,328
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/2020	1,750,000	1,966,948
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/2020	750,000	837,720
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/2021	1,200,000	1,366,752
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/2022	1,500,000	1,736,535
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/2023	1,100,000	1,288,089
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2020	500,000	554,010
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “B”, 1.5%, 4/01/2047 (Put Date 4/02/2018)	3,820,000	3,834,287
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.45%, 4/01/2045 (Put Date 8/01/2017)	2,500,000	2,501,025
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/2047 (Put Date 4/01/2019)	3,090,000	3,118,675
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	285,000	326,259
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025	715,000	815,236
San Joaquin County, CA, Stockton Unified School District, General Obligation, 5%, 8/01/2024	6,650,000	7,853,185
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2022	1,285,000	1,448,478
San Pablo, CA, Redevelopment Agency Rev., “A”, AGM, 5%, 6/15/2020	1,000,000	1,112,740
San Ramon CA, Public Financing Authority, Capital Appreciation, “A”, AMBAC, 0%, 2/01/2026	1,690,000	1,233,869
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, BAM, 5%, 9/01/2017	575,000	588,668
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, BAM, 5%, 9/01/2018	600,000	636,066
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, BAM, 5%, 9/01/2019	625,000	682,150
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, BAM, 5%, 9/01/2020	985,000	1,102,373
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, BAM, 5%, 9/01/2021	1,350,000	1,540,040
State of California, 5%, 4/01/2017	7,000,000	7,050,610
State of California, “B”, FRN, 1.3%, 12/01/2031 (Put Date 12/01/2021)	5,000,000	4,982,350
University of California, “AK”, 5%, 5/15/2048 (Put Date 5/15/2023)	5,000,000	5,911,100

		$147,002,580
Colorado - 2.1%
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	$2,305,000	$2,445,213
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 3%, 1/15/2018	100,000	101,070
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 4%, 1/15/2019	155,000	160,679
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 2.25%, 7/15/2017	40,000	40,101
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/2022	1,460,000	1,494,982
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2018	300,000	308,208
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2020	310,000	325,872
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2022	545,000	578,245
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2021	55,000	61,018
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2021	1,160,000	1,286,927
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2022	1,750,000	1,960,805
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/2018	2,120,000	2,248,027
Colorado Springs, CO, Utility Rev., “A”, FRN, 0.67%, 11/01/2037	3,350,000	3,350,000
Denver, CO, City & County Airport Systems Rev., “A”, 4%, 11/15/2017	1,250,000	1,278,425
Denver, CO, City & County Airport Systems Rev., “A”, NATL, 5%, 11/15/2030	6,280,000	6,441,333
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/2018	300,000	319,422
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/2019	445,000	486,897
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 9/01/2021 (Prerefunded 9/01/2019)	1,500,000	1,680,810
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,695,405
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,266,360
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2023	1,000,000	1,134,370
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2021	1,640,000	1,826,550
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2025	500,000	570,750
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2026	1,300,000	1,490,606
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2027	1,270,000	1,462,075

		$35,014,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - 1.5%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2024	$1,840,000	$2,000,706
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2023	2,800,000	3,047,044
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “H”, AGM, 5%, 7/01/2019	2,350,000	2,536,896
Hartford County, CT, “C”, AGM, 5%, 11/01/2021	3,775,000	4,270,280
Hartford County, CT, “C”, AGM, 5%, 11/01/2023	3,000,000	3,468,060
Hartford County, CT, “C”, AGM, 5%, 11/01/2024	5,600,000	6,493,536
Hartford County, CT, “C”, AGM, 5%, 11/01/2020	1,830,000	2,035,948

		$23,852,470
Delaware - 0.0%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4%, 9/01/2024	$215,000	$218,655
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	525,000	470,962

		$689,617
District of Columbia - 0.1%
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	$45,000	$44,161
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2022	850,000	979,532
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2026	1,045,000	1,244,146

		$2,267,839
Florida - 2.8%
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.375%, 5/01/2021	$1,005,000	$1,029,070
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.6%, 5/01/2022	1,040,000	1,073,322
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.75%, 5/01/2023	1,080,000	1,121,051
Broward County, FL, Airport System Rev., “Q-1”, 4%, 10/01/2017	250,000	254,908
Broward County, FL, Airport System Rev., “Q-1”, 5%, 10/01/2017	700,000	718,382
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/2022	105,000	103,919
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2020	370,000	407,392
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2021	575,000	643,281
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2022	480,000	543,403
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2023	635,000	724,478
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	535,000	613,222
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	615,000	706,955
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2019	4,000,000	4,326,640
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	1,435,000	1,590,827
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2021	1,300,000	1,445,782
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2022	600,000	675,522
Florida Mid-Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/2019 (Prerefunded 10/01/2017)	275,000	250,489
Florida Mid-Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/2023 (Prerefunded 10/01/2017)	215,000	157,784
Florida Mid-Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/2024 (Prerefunded 10/01/2017)	150,000	103,836
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/2019	2,365,000	2,582,793
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/2020	1,330,000	1,486,847
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2020	300,000	329,793
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2021	200,000	222,810
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	456,752
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2018	2,000,000	2,117,120
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2019	1,875,000	2,038,931
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	380,000	418,365
Miami-Dade County, FL, Transit Sales Surtax Rev., AGM, 5%, 7/01/2017	1,500,000	1,525,635
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 4%, 8/01/2018	1,600,000	1,647,376
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2020	1,730,000	1,880,424
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2021	1,825,000	2,008,778
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2022	1,810,000	2,013,643
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2020	600,000	662,424

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2021	$1,200,000	$1,340,556
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 10/01/2017	870,000	885,060
South Florida, Water Management District, COP, 5%, 10/01/2024	2,000,000	2,347,560
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 8/15/2021	290,000	296,090
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2019	500,000	538,035
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2018	200,000	209,830
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2020	3,000,000	3,310,410
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2021	1,000,000	1,121,140

		$45,930,635
Georgia - 2.6%
Atlanta, GA, Airport Passenger Facility Charge Rev., “B”, 5%, 1/01/2018	$2,000,000	$2,072,980
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2018	700,000	725,543
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2020	400,000	440,044
Atlanta, GA, Tax Allocation Rev. (Eastside Project), 5%, 1/01/2026	575,000	666,810
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 10/01/2021	1,000,000	1,143,310
Fulton County, GA, “A”, 3%, 7/01/2017	2,515,000	2,538,591
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 10/01/2019	5,000,000	5,454,250
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2021	5,030,000	5,682,844
Gainesville, GA, Hall County Hospital Authority (Northeast Georgia Health System, Inc.), “B”, FRN, 1.61%, 8/15/2035 (Put Date 2/18/2020)	2,500,000	2,489,525
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 3.5%, 6/01/2039	4,295,000	4,476,636
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	8,670,000	9,600,204
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 10/01/2021	1,750,000	1,992,795
Glynn-Brunswick Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2023	1,750,000	2,005,815
Gwinnett County, GA, School District, 5%, 2/01/2021	790,000	897,827
Main Street National Gas, Inc. (Gas Project Rev.), “A”, 5%, 3/15/2019	2,500,000	2,651,275

		$42,838,449
Guam - 0.3%
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/2017	$1,080,000	$1,106,363
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2017	350,000	359,912
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2018	750,000	792,353
Guam International Airport Authority Rev., “C”, 5%, 10/01/2017	420,000	426,766
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2021	1,500,000	1,673,250

		$4,358,644
Hawaii - 0.6%
State of Hawaii, “EE”, 5%, 11/01/2020	$9,000,000	$10,152,270

Illinois - 10.5%
Chicago, IL (Modern Schools Program), “A”, AMBAC, 5%, 12/01/2024	$1,875,000	$1,880,475
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/2023	465,000	466,362
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2020	1,165,000	1,168,344
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2021	2,000,000	2,005,760
Chicago, IL, “A”, AGM, 5%, 1/01/2022	25,000	25,075
Chicago, IL, “A”, AGM, 5%, 1/01/2022	400,000	403,044
Chicago, IL, “A”, AMBAC, 5%, 1/01/2022	3,900,000	3,908,190
Chicago, IL, “A”, 5%, 1/01/2022	1,000,000	1,004,280
Chicago, IL, “A”, AGM, 5%, 1/01/2023	10,000	10,080
Chicago, IL, “A”, AGM, 5%, 1/01/2023	250,000	251,903
Chicago, IL, “A”, AMBAC, 5%, 1/01/2024	4,500,000	4,509,405
Chicago, IL, “A”, AGM, 5%, 1/01/2024	15,000	15,045
Chicago, IL, “A”, AGM, 5%, 1/01/2026	20,000	20,102

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, “A”, AGM, 5%, 1/01/2027	$150,000	$150,401
Chicago, IL, “A”, AGM, 5%, 1/01/2028	3,430,000	3,622,080
Chicago, IL, “B”, AGM, 5%, 1/01/2018	2,625,000	2,634,844
Chicago, IL, “C”, NATL, 5%, 1/01/2023	270,000	277,266
Chicago, IL, “D”, AMBAC, 5%, 12/01/2022	1,890,000	1,895,594
Chicago, IL, Board of Education, “A”, NATL, 5%, 12/01/2017	3,645,000	3,687,355
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2020	2,275,000	2,275,387
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2018	3,000,000	3,066,210
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2021	1,060,000	1,060,657
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2027	1,755,000	1,793,733
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	4,140,000	4,319,883
Chicago, IL, Board of Education, Capital Appreciation, “A”, NATL, 0%, 12/01/2019	500,000	455,375
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2019	1,600,000	1,602,880
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2021	2,855,000	2,874,043
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2023	675,000	678,510
Chicago, IL, Capital Appreciation, NATL, 0%, 1/01/2026	6,640,000	4,399,531
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2023	820,000	922,951
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,669,750
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2021	3,375,000	3,703,826
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2022	4,250,000	4,688,515
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/2024	2,620,000	2,925,964
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/2023	1,500,000	1,671,825
Cook County, IL, “C”, AGM, 5%, 11/15/2025	10,000,000	10,978,600
Illinois Finance Authority Rev., AGM, 5%, 5/15/2024 (Prerefunded 5/15/2018)	4,675,000	4,913,238
Illinois Finance Authority Rev. (DePaul University), 5%, 10/01/2020	3,330,000	3,708,255
Illinois Finance Authority Rev. (DePaul University), ETM, 5%, 10/01/2020	5,000	5,627
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2023	400,000	446,248
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2024	350,000	391,829
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	825,000	922,812
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.95%, 5/15/2017	940,000	940,320
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 3.2%, 5/15/2018	1,405,000	1,403,455
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	1,000,000	995,280
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 4/01/2017	2,000,000	2,014,760
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2025	5,000,000	5,719,900
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2026	2,700,000	3,072,195
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FRN, 1.89%, 5/01/2036 (Put Date 5/01/2021)	700,000	701,029
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2022	4,380,000	4,760,140
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2023	3,900,000	4,234,464
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), AGM, 5%, 5/15/2024 (Prerefunded 5/15/2018)	325,000	341,562
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 4/01/2019	570,000	590,611
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 8/15/2021 (Prerefunded 8/15/2019)	1,000,000	1,101,490
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2021	1,000,000	1,104,390
Illinois Finance Authority Rev. (University of Chicago), 5%, 7/01/2017	930,000	946,126
Illinois Finance Authority Rev. (University of Chicago), “B”, ETM, 5%, 7/01/2017	70,000	71,223
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/2018	1,200,000	1,244,916
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/2019	1,000,000	1,072,170
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/2023	1,605,000	1,808,979
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/2024	7,190,000	7,210,420
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	1,135,000	1,290,393
Illinois Toll Highway Authority Rev., “B”, 5%, 12/01/2018	6,000,000	6,402,840
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, ETM, 0%, 1/01/2021	3,230,000	3,007,582
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, Unrefunded, 0%, 1/01/2021	4,215,000	3,830,086
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Capital Appreciation, NATL, 0%, 6/15/2018	7,395,000	7,178,031
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/2018	620,000	629,536
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 10/01/2020	500,000	525,475

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Romeoville, IL, Rev. (Lewis University Project), 4%, 10/01/2017	$365,000	$370,460
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2019	475,000	508,991
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2020	520,000	566,015
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2022	500,000	557,390
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,468,510
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	1,000,000	1,148,340
State of Illinois, BAM, 5%, 8/01/2021	8,870,000	9,592,728
State of Illinois, AGM, 5%, 2/01/2027	910,000	972,763
Will County, IL, Forest Preservation District, 5%, 12/15/2019	1,250,000	1,369,513

		$172,163,337
Indiana - 1.7%
Ball State University Board of Trustees (Student Fee), “R”, 5%, 7/01/2024	$1,000,000	$1,180,890
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 10/15/2017	1,350,000	1,381,077
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/2021	1,000,000	1,127,010
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2/01/2022	1,000,000	1,118,890
Indiana Finance Authority Rev., “A”, 5%, 2/01/2017	3,700,000	3,700,000
Indiana Finance Authority, Wastewater Utility Rev. (CWA Authority Project), “A”, 5%, 10/01/2019	335,000	365,713
Indiana Finance Authority, Water Utility Rev. (Citizens Energy Group Project), “B”, 2.95%, 10/01/2022	5,000,000	5,144,000
Indiana Health Facility Financing Authority Rev. (Ascension Health Subordinate Credit Group), “A-8”, 1.25%, 11/01/2027 (Put Date 5/01/2020)	2,085,000	2,046,740
Indiana Health Facility Financing Authority Rev. (Ascension Health), “A-5”, 2%, 11/01/2027 (Put Date 8/01/2017)	1,375,000	1,380,665
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 4%, 4/01/2018	515,000	525,398
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 3%, 4/01/2019	525,000	530,381
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2020	1,690,000	1,805,833
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 3/01/2019	3,000,000	3,110,370
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/2024	1,500,000	1,660,785
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc.), “A”, 5%, 3/01/2046 (Put Date 3/01/2023)	3,000,000	3,399,330

		$28,477,082
Iowa - 0.5%
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Health System), 5%, 7/01/2017	$3,000,000	$3,050,250
Iowa Higher Education Loan Authority Rev., Private College Facilities (Grinnell College Project), 5%, 12/01/2025	400,000	484,600
Iowa Higher Education Loan Authority Rev., Private College Facilities (Grinnell College Project), 5%, 12/01/2026	425,000	518,483
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	1,135,000	1,180,468
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	3,055,000	3,177,078

		$8,410,879
Kansas - 0.4%
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2021	$1,200,000	$1,310,220
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2022	1,200,000	1,323,816
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2024	1,300,000	1,449,877
Johnson County, KS, Unified School District, General Obligation, “A”, 2%, 9/01/2017	750,000	754,988
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2019	1,000,000	1,088,780

		$5,927,681
Kentucky - 0.8%
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 8/15/2018	$1,000,000	$1,051,320
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 2.5%, 5/15/2022	2,520,000	2,445,736
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 8/01/2020	5,000,000	5,535,850
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.15%, 6/01/2033 (Put Date 6/01/2017)	2,000,000	2,000,260
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.65%, 10/01/2033 (Put Date 4/03/2017)	2,700,000	2,702,754

		$13,735,920

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - 0.9%
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2021	$1,460,000	$1,646,836
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,165,000	1,334,228
Louisiana Gas & Fuels Tax Rev., “A-1”, 5%, 5/01/2018	2,525,000	2,651,856
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2020	335,000	368,724
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2021	420,000	470,358
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2022	250,000	283,783
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/2023	2,160,000	2,436,178
New Orleans, LA, Water Rev., 5%, 12/01/2019	700,000	762,566
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	4,335,000	4,534,627

		$14,489,156
Maine - 0.4%
Portland, ME, General Airport Rev., 4%, 7/01/2018	$440,000	$456,746
Portland, ME, General Airport Rev., 4%, 7/01/2020	200,000	214,514
Portland, ME, General Airport Rev., 5%, 7/01/2022	300,000	342,015
State of Maine, “B”, 5%, 6/01/2020	5,000,000	5,595,100

		$6,608,375
Maryland - 2.0%
Maryland Department of Housing & Community Development, “D”, 4%, 9/01/2036	$3,580,000	$3,754,597
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	2,710,000	2,687,670
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	1,350,000	1,493,060
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,768,944
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	718,211
Montgomery & Prince George’s Counties, MD, Washington Suburban Sanitary District Rev., “A”, FRN, 0.64%, 6/01/2023	4,200,000	4,200,000
State of Maryland, “B”, 5%, 3/15/2017	10,000,000	10,052,900
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,175,170
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/2021	5,500,000	6,297,940

		$32,148,492
Massachusetts - 3.5%
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 4/01/2017	$1,770,000	$1,781,682
Commonwealth of Massachusetts Consolidated Loan, “D”, FRN, 1.09%, 1/01/2018	1,500,000	1,501,440
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/2021	6,185,000	7,077,557
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2021	585,000	637,404
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2022	585,000	644,851
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2023	440,000	487,370
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2024	1,065,000	1,184,472
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	75,000	77,158
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	145,000	155,784
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2018	1,485,000	1,571,724
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2019	1,605,000	1,741,265
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,129,250
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 10/01/2017	405,000	412,505
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	220,000	241,998
Massachusetts Educational Financing Authority Education Loan Rev., “A”, 5%, 1/01/2021	5,500,000	5,992,690
Massachusetts Educational Financing Authority Rev., “J”, 4.75%, 7/01/2019	1,235,000	1,309,606
Massachusetts Educational Financing Authority Rev., “J”, 5%, 7/01/2020	4,400,000	4,771,536
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/2018	1,085,000	1,133,022
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	5,510,000	4,904,671
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 8/15/2022	8,405,000	9,804,937
Massachusetts Water Resources Authority, “A”, 4%, 8/01/2017	5,855,000	5,948,973

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
State of Massachusetts, “C”, 5.25%, 8/01/2022 (Prerefunded 8/01/2017)	$4,085,000	$4,175,687

		$56,685,582
Michigan - 3.6%
Central Michigan University Rev., 5%, 10/01/2017	$1,760,000	$1,807,467
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “B”, NATL, 5.25%, 7/01/2022	3,000,000	3,049,110
Michigan Finance Authority (City of Detroit Distributable State Aid), “C-3”, 4%, 4/01/2017	8,000,000	8,041,920
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	556,632
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	675,000	696,809
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/2020	9,000,000	9,790,740
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/2022	1,005,000	1,023,552
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C”, 5%, 7/01/2026	1,000,000	1,125,980
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2019	1,000,000	1,075,820
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2020	1,500,000	1,651,530
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2021	1,000,000	1,119,900
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “D-1”, 5%, 7/01/2022	500,000	563,495
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “D-1”, 5%, 7/01/2021	400,000	446,528
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/2020	1,500,000	1,655,715
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/2021	3,500,000	3,929,065
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	1,000,000	1,119,830
Regents of the University of Michigan General Rev., “A”, 5%, 4/01/2023	3,000,000	3,542,100
Regents of the University of Michigan General Rev., “A”, 5%, 4/01/2024	3,250,000	3,887,130
Regents of the University of Michigan General Rev., “A”, 5%, 4/01/2025	5,000,000	6,044,350
Regents of the University of Michigan General Rev., “C”, ETM, 5%, 4/01/2017	3,720,000	3,746,896
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2021	2,460,000	2,777,365
State of Michigan, 5%, 11/15/2018	1,000,000	1,069,760
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	288,753
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	405,668
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2023	400,000	456,484

		$59,872,599
Minnesota - 1.5%
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2026	$200,000	$240,270
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2025	250,000	297,798
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2020	1,750,000	1,903,195
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2021	2,000,000	2,218,540
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2022	1,505,000	1,687,647
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 3/01/2019	9,215,000	9,949,896
State of Minnesota, “B”, 5%, 8/01/2021	5,000,000	5,739,150
State of Minnesota, “H”, 5%, 11/01/2017	2,600,000	2,681,328

		$24,717,824
Mississippi - 1.7%
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2022	$400,000	$427,776
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2018	400,000	413,880
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2020	625,000	661,988
City of Jackson, MS, Water & Sewer System Rev.., BAM, 4%, 9/01/2019	700,000	734,580
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2024	2,065,000	2,330,456
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	3,590,000	4,066,321
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2026	2,485,000	2,822,364
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,395,000	1,572,960
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/2021	1,685,000	1,888,009
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, AGM, 5%, 3/01/2023	1,000,000	1,138,980
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	7,000,000	7,836,780

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-2”, 1.4%, 9/01/2022 (Put Date 8/15/2017)	$4,000,000	$4,000,760
State of Mississippi, “B”, 5%, 12/01/2025	415,000	502,893

		$28,397,747
Missouri - 1.0%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$435,000	$454,266
Missouri Environmental Improvement & Energy Resources Authority Rev. (Kansas City Power & Light Co. Project), 1.25%, 7/01/2017	2,000,000	2,002,560
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/2017	650,000	662,129
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/2018	675,000	702,770
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2025	215,000	240,699
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2023	250,000	280,903
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 4%, 2/01/2020	535,000	566,298
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2021	565,000	623,353
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2022	550,000	613,696
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/2017	400,000	403,432
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/2018	400,000	415,388
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/2019	450,000	477,977
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	1,160,000	1,223,730
St. Louis County, MO, Industrial Development Authority Rev., (Friendship Village Sunset Hills), “B”, 2.85%, 9/01/2018	1,500,000	1,501,515
St. Louis County, MO, Industrial Development Authority Senior Living Facilities Rev. (St. Andrews Resources for Seniors Obligated Group), “B”, 3.125%, 12/01/2019	885,000	867,300
University of Missouri Curators Facilities Rev, “A”, 5%, 11/01/2019	5,000,000	5,509,900

		$16,545,916
Nebraska - 0.5%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 12/01/2018	$2,345,000	$2,488,444
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/2020	1,710,000	1,870,381
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/2021	2,000,000	2,236,360
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	920,000	937,692

		$7,532,877
Nevada - 0.5%
Clark County, NV, School District, 5%, 6/15/2017	$2,845,000	$2,889,837
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 12/01/2026 (Put Date 6/01/2018)	1,950,000	2,021,682
Nevada Unemployment Compensation Rev., 5%, 12/01/2017	2,500,000	2,585,650

		$7,497,169
New Hampshire - 0.3%
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	$4,405,000	$4,803,036

New Jersey - 5.1%
East Orange, NJ, 2%, 8/17/2017	$4,000,000	$4,018,360
New Jersey Building Authority, State Building Rev., “A”, BAM, 5%, 6/15/2025	2,000,000	2,242,080
New Jersey Building Authority, State Building Rev., “A”, BAM, 5%, 6/15/2026	1,500,000	1,686,300
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2018	1,000,000	1,033,510
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2020	1,000,000	1,046,830
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2021	2,465,000	2,570,108
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,112,340
New Jersey Economic Development Authority Rev., 5%, 6/15/2018	4,000,000	4,151,280
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	95,000	101,643

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	$560,000	$605,506
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	640,000	694,445
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/2020	500,000	543,420
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2021	300,000	326,640
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/2021	425,000	467,105
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	720,000	748,786
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	975,000	1,012,947
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 7/01/2017	700,000	711,431
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,607,284
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2023	1,615,000	1,824,885
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	2,150,000	2,443,174
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 2.75%, 12/01/2027	4,600,000	4,259,738
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	2,930,000	2,932,080
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2019	2,000,000	2,024,000
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	10,985,000	11,191,079
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/2041	290,000	73,373
New Jersey Transportation Trust Fund Authority, “D”, 5%, 12/15/2018	2,500,000	2,611,100
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2030	6,415,000	6,569,473
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2031	5,135,000	5,255,159
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-2”, 5%, 6/15/2020	5,000,000	5,377,850
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, NATL, 5.5%, 12/15/2020	1,910,000	2,108,793
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,631,952
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	2,102,470
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	1,962,222
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 6/01/2018	2,250,000	2,322,428
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, ETM, 4%, 6/01/2017	775,000	782,060
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, ETM, 5%, 6/01/2019	3,580,000	3,845,493

		$83,997,344
New Mexico - 0.9%
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2022	$880,000	$1,022,102
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “B”, 4.75%, 6/01/2040 (Put Date 6/01/2017)	2,000,000	2,015,560
New Mexico Finance Authority State Transportation Rev., 5%, 6/15/2018	2,000,000	2,110,320
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/2039 (Put Date 8/01/2019)	9,315,000	10,058,337

		$15,206,319
New York - 5.2%
Build NYC Resource Corp., Solid Waste Disposal Rev. (Pratt Paper New York, Inc. Project), 3.75%, 1/01/2020	$1,180,000	$1,200,780
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 6/01/2022	1,140,000	1,274,816
Metropolitan Transportation Authority (Hudson Rail Yards Trust), “A”, 5%, 11/15/2046	6,130,000	6,540,587
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), “A”, ETM, 5.25%, 3/01/2017	430,000	431,604
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 4%, 7/01/2018	800,000	828,040
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2020	1,000,000	1,099,980
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2021	200,000	219,990
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2022	250,000	278,260
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, ETM, 5%, 10/01/2017	2,000,000	2,055,380
New York Counties Tobacco Trust VI, “C”, 2.45%, 6/01/2042	1,490,000	1,494,559
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), LOC, 6.25%, 8/15/2022	1,000,000	1,004,330
New York Dormitory Authority Rev. (Pace University), “A”, 4%, 5/01/2018	1,945,000	1,990,299
New York Dormitory Authority Rev. (Pace University), “A”, ETM, 4%, 5/01/2018	55,000	57,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/2018	$1,000,000	$1,051,320
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 5/01/2017	1,500,000	1,515,420
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.375%, 12/01/2027 (Put Date 5/01/2020)	10,000,000	10,095,800
New York Environmental Facilities Corp. Rev., “C”, 5%, 5/15/2020	3,395,000	3,801,348
New York Environmental Facilities Corp. Rev., “C”, 5%, 11/15/2020	2,820,000	3,198,895
New York Environmental Facilities Corp. Rev., “C”, ETM, 5%, 11/15/2020	5,000	5,655
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5%, 5/01/2019	2,675,000	2,889,803
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 4/01/2019	1,350,000	1,460,889
New York, NY, “A-4”, FRN, 0.67%, 8/01/2038	8,000,000	8,000,000
New York, NY, “C”, 5%, 8/01/2017	1,000,000	1,020,920
New York, NY, “I”, 5%, 8/01/2022	10,000,000	11,617,400
New York, NY, “J-4”, FRN, 1.21%, 8/01/2025	1,035,000	1,035,000
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/2018	3,250,000	3,429,075
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/2019	1,250,000	1,359,050
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-B”, 1.2%, 11/01/2017	1,040,000	1,040,187
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 1.35%, 1/01/2036 (Put Date 8/01/2017)	5,000,000	5,013,000
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 5/01/2017	200,000	201,716
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 5/01/2018	250,000	259,618
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), “A”, ETM, 5%, 7/01/2019	250,000	266,440
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2017	1,440,000	1,486,296
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2019	1,410,000	1,543,682
Rockland County, NY, BAM, 5%, 6/01/2021	815,000	911,423
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2025	1,000,000	1,149,640
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2026	2,000,000	2,298,840
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2027	1,500,000	1,719,120

		$84,846,162
North Carolina - 0.9%
Charlotte, NC, COP (Convention Facility Project), “A”, 5%, 12/01/2020	$4,100,000	$4,615,616
Durham County, NC, 5%, 4/01/2019	1,000,000	1,082,590
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project), “A”, ASSD GTY, 5%, 6/01/2022	665,000	741,967
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project), “A”, ASSD GTY, 5%, 6/01/2023	325,000	364,338
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project), “A”, ASSD GTY, 5%, 6/01/2024	700,000	789,187
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “C”, FRN, 1.4%, 12/01/2033 (Put Date 12/01/2017)	2,605,000	2,599,972
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2020	500,000	563,335
State of North Carolina, “A”, 5%, 3/01/2017	3,500,000	3,512,670
University of North Carolina at Greensboro, General Obligation Rev., 5%, 4/01/2020	500,000	555,225

		$14,824,900
North Dakota - 0.2%
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, ETM, 3%, 7/01/2017	$1,335,000	$1,346,908
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, ETM, 3%, 7/01/2018	1,180,000	1,211,258

		$2,558,166
Ohio - 1.9%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2/15/2017	$1,260,000	$1,262,054
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	3,775,000	3,427,625
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2024	1,200,000	1,379,580
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,448,838

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Cleveland, OH, General Receipts Refunding (A State University of Ohio), “A”, 5%, 6/01/2023	$405,000	$469,768
Cleveland, OH, General Receipts Refunding (A State University of Ohio), “A”, 5%, 6/01/2024	815,000	954,544
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 5/15/2021 (Prerefunded 11/15/2020)	375,000	423,233
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2021 (Prerefunded 11/15/2020)	385,000	434,519
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2022 (Prerefunded 11/15/2020)	405,000	457,091
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 5/15/2018	335,000	343,395
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 5/15/2019	345,000	358,603
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 11/15/2019	300,000	313,794
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 5/15/2020	360,000	389,138
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 11/15/2020	365,000	397,989
Columbus, OH, 5%, 7/01/2022	2,350,000	2,745,059
Hamilton County, OH, Healthcare Improvement Rev. (Life Enriching Communities), 5%, 1/01/2023	500,000	550,980
Hamilton County, OH, Healthcare Improvement Rev. (Life Enriching Communities), 5%, 1/01/2024	675,000	740,617
Ohio Higher Education, “C”, 5%, 8/01/2021	8,000,000	9,176,960
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2021	600,000	664,110
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2022	500,000	559,650
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2023	625,000	704,094
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2022	775,000	876,378
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2021	1,000,000	1,117,910
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 6/01/2020	2,000,000	2,256,380

		$31,452,309
Oklahoma - 0.4%
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2.25%, 7/01/2017	$2,500,000	$2,514,825
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2020	1,500,000	1,642,500
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2021	700,000	778,218
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2022	600,000	669,792
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 10/01/2022	1,000,000	1,088,920

		$6,694,255
Oregon - 1.0%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2023	$500,000	$562,355
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4%, 5/01/2021	350,000	373,321
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2022	350,000	389,935
Lake Oswego, OR , 4%, 6/01/2019	1,195,000	1,271,552
Lake Oswego, OR , 4%, 6/01/2020	1,830,000	1,984,489
Lake Oswego, OR , 4%, 6/01/2021	2,330,000	2,563,513
Oregon Health & Science University Rev., “A”, 5%, 7/01/2018	785,000	826,087
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2024	1,500,000	1,740,300
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,167,210
Portland, OR, Sewer System Rev., “A”, 5%, 3/01/2018	5,000,000	5,220,850
Washington County, OR, School District, AGM, 5.25%, 6/15/2018	1,000,000	1,056,720

		$17,156,332
Pennsylvania - 7.4%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 3/01/2026	$525,000	$613,473
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FRN, 1.314%, 2/01/2021	1,290,000	1,289,561
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 8/01/2033 (Put Date 5/01/2018)	2,000,000	2,076,020
Bethlehem Area School District, PA, (Northampton and Lehigh Counties), “A”, AGM, 5%, 2/01/2025	4,575,000	5,360,390
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2017	1,000,000	1,029,690

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2018	$1,000,000	$1,060,800
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2019	500,000	543,355
Butler County, PA, Hospital Authority Rev. (Butler Health System), ETM, 5.375%, 7/01/2017	1,465,000	1,492,806
Cambria County, PA, ETM, BAM, 4%, 8/01/2019	900,000	960,462
Cambria County, PA, Unrefunded Balance, BAM, 4%, 8/01/2019	1,445,000	1,515,010
Cambria County, PA, Unrefunded Balance, BAM, 5%, 8/01/2020	955,000	1,043,080
Capital Region, PA, Water Rev., “A”, BAM, 5%, 7/15/2023	1,705,000	1,962,063
Capital Region, PA, Water Rev., “A”, BAM, 5%, 7/15/2022	1,725,000	1,965,379
Capital Region, PA, Water Rev., “A”, BAM, 5%, 7/15/2024	750,000	868,868
Capital Region, PA, Water Rev., “A”, BAM, 5%, 7/15/2029	450,000	514,760
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2025	9,000,000	10,648,170
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2026	6,035,000	7,165,054
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	585,000	646,829
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,025,000	1,144,351
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	730,000	820,805
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 12/01/2026	1,400,000	1,416,226
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 4%, 5/01/2017	425,000	426,857
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2019	445,000	468,176
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2020	500,000	533,440
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health), 5.25%, 6/01/2017	120,000	121,726
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health), ETM, 5.25%, 6/01/2017	475,000	482,049
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 6/01/2018	1,795,000	1,809,216
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 8/01/2017	425,000	433,551
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/2017	4,290,000	4,375,028
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2025	500,000	578,260
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2024	600,000	692,622
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2023	300,000	345,018
Lancaster County School District, PA, “B”, AGM, 5%, 6/01/2025	2,000,000	2,334,400
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2021	300,000	340,233
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2022	320,000	368,506
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	821,842
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	310,792
Lehigh County, PA, General Purpose Authority (Lehigh Valley Health Network Hospital), “A”, 5%, 7/01/2017	2,140,000	2,175,481
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2021	1,295,000	1,134,744
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2022	1,345,000	1,139,457
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2023	1,060,000	862,416
Luzerne County, PA, “A”, AGM, 5%, 11/15/2020	1,355,000	1,485,568
Luzerne County, PA, “A”, AGM, 5%, 11/15/2021	3,000,000	3,332,130
Luzerne County, PA, “B”, AGM, 5%, 5/15/2020	2,200,000	2,394,414
Luzerne County, PA, “B”, AGM, 5%, 5/15/2021	2,055,000	2,267,097
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 1/01/2023	1,225,000	1,359,848
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2021	2,000,000	2,181,960
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2022	3,485,000	3,840,017
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	880,000	870,954
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.2%, 8/01/2045 (Put Date 2/01/2017)	3,605,000	3,605,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5.25%, 9/01/2017	1,000,000	1,024,230
Pennsylvania Economic Development Financing Authority, Tax Exempt Private Activity Rev. (The Pennsylvania Rapid Bridge Replacement Project)_, 5%, 6/30/2022	5,000,000	5,557,300
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 3%, 11/01/2018	265,000	269,926
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 11/01/2019	1,325,000	1,424,521

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5%, 5/01/2017	$1,000,000	$1,010,270
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), ETM, 5%, 7/01/2017	825,000	839,520
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), ETM, 5%, 7/01/2018	1,005,000	1,060,225
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 4/01/2017	500,000	502,655
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania Health System), 5%, 8/15/2022	1,695,000	1,954,149
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	5,675,000	6,473,529
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,614,650
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/2022	1,510,000	1,737,270
Southcentral, PA, General Authority Hospital Rev. (Hanover Hospital, Inc.), 5%, 12/01/2018	1,330,000	1,410,385
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2024	1,250,000	1,400,463
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,124,610
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2027	1,000,000	1,126,680
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2020	855,000	925,443
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2022	930,000	1,028,710
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2025	1,605,000	1,796,573

		$121,509,063
Puerto Rico - 4.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$1,830,000	$1,861,531
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2018	550,000	555,957
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AGM, 5.25%, 7/01/2022	3,235,000	3,459,315
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2020	2,950,000	3,135,408
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2024	740,000	784,215
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2025	1,740,000	1,926,215
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2017	165,000	163,251
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2018	70,000	66,403
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2019	350,000	319,641
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2020	610,000	528,711
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2017	1,000,000	1,004,320
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	540,000	566,968
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	5,160,000	5,463,872
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	2,265,000	2,399,337
Commonwealth of Puerto Rico, Public Improvement, “A”, AMBAC, 5.5%, 7/01/2019	1,065,000	1,089,452
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	200,000	200,374
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	2,000,000	2,066,200
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	335,000	331,117
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	1,430,000	1,411,667
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/2017	90,000	91,328
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	40,000	41,732
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	1,095,000	1,155,575
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2023	435,000	460,943
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	110,000	110,146
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2023	370,000	374,292
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2024	705,000	713,178
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	1,625,000	1,643,850
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2023	860,000	869,976
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	25,000	25,145
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	100,000	102,793
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	6,490,000	6,721,174
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	260,000	262,322
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2023	1,075,000	1,084,460
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,320,388
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	195,000	206,686

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2017	$340,000	$340,003
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2018	220,000	220,009
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	110,000	106,403
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	35,000	34,605
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	380,000	376,318
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	245,000	244,990
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	295,000	290,109
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2018	310,000	314,387
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2023	3,310,000	3,460,307
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	4,430,000	4,644,501
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	2,270,000	2,387,041
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	1,510,000	1,589,200
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	135,000	138,848
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	390,000	402,909
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	2,215,000	2,224,569
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	2,555,000	2,591,153
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	3,210,000	3,248,199
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	245,000	245,235

		$65,376,728
Rhode Island - 1.6%
Providence, RI, “A”, 5%, 7/15/2017	$1,385,000	$1,408,005
Providence, RI, “A”, 4%, 7/15/2019	400,000	420,284
Providence, RI, “A”, 5%, 1/15/2020	1,625,000	1,758,413
Providence, RI, “A”, 5%, 1/15/2021	1,000,000	1,098,890
Rhode Island Health & Educational Building Corp. Rev., “A”, (Providence Public Building Authority), 5%, 5/15/2019	2,000,000	2,141,940
Rhode Island Health & Educational Building Corp. Rev., “A”, (Providence Public Building Authority), 5%, 5/15/2021	2,240,000	2,482,771
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5%, 5/15/2026	5,000,000	5,628,400
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2021	880,000	970,746
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	550,000	611,787
Rhode Island Student Loan Program Authority Rev., “A”, 2.125%, 12/01/2018	3,200,000	3,212,768
Rhode Island Student Loan Program Authority Rev., “A”, 2.5%, 12/01/2019	4,590,000	4,617,035
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/2020	2,000,000	2,179,060

		$26,530,099
South Carolina - 1.4%
Beaufort County, SC, School District, “B”, 5%, 3/01/2017	$2,500,000	$2,508,975
Berkeley County, SC, School District Rev., 5%, 12/01/2018	630,000	669,948
Berkeley County, SC, School District Rev., 5%, 12/01/2017	500,000	515,895
Charleston County School District, SC, (Sales Tax Projects- Phase III), “B”, SCSDE, 5%, 5/02/2017	5,000,000	5,051,800
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/2022	3,095,000	3,644,393
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 1/01/2018	750,000	776,385
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,545,000	4,739,617
Richland County, SC, School District No. 1, 4%, 3/01/2019	1,270,000	1,344,663
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2023	1,300,000	1,511,796
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,154,880
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,737,300

		$23,655,652

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - 1.7%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2018	$5,120,000	$5,429,043
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/2018	1,000,000	1,039,680
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/2019	920,000	987,804
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2021	720,000	812,290
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2022	1,680,000	1,929,866
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2024	750,000	841,373
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2023	850,000	949,238
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	1,350,000	1,519,479
Metropolitan Government of Nashville & Davidson County, TN, “A”, 4%, 7/01/2017	4,000,000	4,053,600
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 5/15/2021	7,500,000	8,554,575
Shelby County, TN, Public Improvement & School, “B”, 5%, 4/01/2018	1,100,000	1,152,547
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,000,000	1,081,680

		$28,351,175
Texas - 6.5%
Alamo, TX, Regional Mobility Authority Vehicle Registration Fee Rev., 5%, 6/15/2024	$1,420,000	$1,689,672
Alamo, TX, Regional Mobility Authority Vehicle Registration Fee Rev., 5%, 6/15/2025	1,000,000	1,201,930
Arlington, TX, Independent School District Rev., “A”, PSF, 5%, 2/15/2019	1,275,000	1,374,042
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2019	1,000,000	1,001,380
Austin, TX, Public Improvement Rev., 5%, 9/01/2022	5,000,000	5,849,100
Brownsville, TX, Independent School District, “A”, PSF, 5%, 2/15/2021	6,595,000	7,461,715
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	2,685,000	2,654,847
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 3/01/2017	2,000,000	2,005,500
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 11/01/2018	5,415,000	5,652,935
Dallas, TX, Independent School District, PSF, 5.25%, 2/15/2018	795,000	830,505
Dallas, TX, Waterworks & Sewer System Rev., 3%, 10/01/2017	1,000,000	1,014,460
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 4%, 9/01/2020	650,000	674,089
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/2023	525,000	556,789
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2/15/2020	2,940,000	3,257,520
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.44%, 10/01/2029 (Put Date 3/01/2017)	1,500,000	1,497,180
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/2017	400,000	404,492
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/2018	430,000	447,187
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/2019 (Prerefunded 11/15/2018)	600,000	640,998
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), ETM, 5%, 11/15/2018	470,000	502,439
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/2020	575,000	635,024
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/2021	1,000,000	1,117,410
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2020	1,000,000	1,106,260
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	475,000	486,467
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,010,000	1,068,065
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	705,000	736,443
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, PSF, 4%, 2/15/2019	840,000	886,536
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, PSF, 4%, 2/15/2020	880,000	945,666
Klein, TX, Independent School District, PSF, 5%, 8/01/2021 (Prerefunded 8/01/2018)	895,000	947,017
Klein, TX, Independent School District, PSF, 5%, 8/01/2021	105,000	110,936
Lone Star College System, TX, “A”, 5%, 8/15/2018	4,250,000	4,505,255
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2026	3,125,000	3,402,406
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, FRN, 1.1%, 1/01/2020 (Put Date 4/01/2017)	12,840,000	12,840,000
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 1.25%, 1/01/2026 (Put Date 5/01/2017)	3,110,000	3,110,000
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living- The Langford Project), “B-1”, 3.25%, 11/15/2022	55,000	53,381

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living- The Langford Project), “B-2”, 3%, 11/15/2021	$30,000	$29,066
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 1.25%, 11/01/2018	200,000	197,736
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 4%, 11/01/2020	350,000	373,282
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2018	100,000	102,744
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2019	300,000	312,981
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2021	400,000	424,572
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5%, 6/01/2024	1,915,000	2,266,058
Pflugerville, TX, Independent School District, PSF, 5%, 2/15/2024 (Prerefunded 2/15/2017)	1,000,000	1,001,660
Plano, TX, Independent School District, “A”, 5%, 2/15/2017	1,000,000	1,001,690
Regents of the University of North Texas Rev. Financing System, “A”, 5%, 4/15/2026	1,000,000	1,198,040
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 6/01/2019	1,250,000	1,263,350
Spring Independent School District, TX, Unlimited Tax School Building, PSF, 5%, 8/15/2021	2,710,000	3,096,853
Spring Independent School District, TX, Unlimited Tax School Building, PSF, 5%, 8/15/2022	1,515,000	1,762,112
Tarrant County, TX, 5%, 7/15/2018	2,770,000	2,931,713
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/2022	1,160,000	1,330,810
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, ETM, 5%, 8/15/2018	500,000	530,090
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Foundation, Inc.), ETM, 5.75%, 11/15/2019	630,000	674,554
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2019	1,260,000	1,356,667
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2020	785,000	859,740
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2021	1,390,000	1,537,938
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2022	1,460,000	1,632,572
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/2020	265,000	265,024
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2/15/2019 (Prerefunded 2/15/2017)	500,000	500,805
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), “A”, 5%, 2/15/2026	1,750,000	2,061,693
Tarrant County, TX, Cultural Education Facilities, Finance Corp. Rev. (Trinity Terrace Project), “A-2”, 2.5%, 12/01/2018	5,280,000	5,286,494
Texas Technical College System Rev., AGM, 5%, 10/15/2024	1,425,000	1,673,349
Texas Technical College System Rev., AGM, 5%, 10/15/2025	1,550,000	1,832,937
Texas Transportation Commission, Central Texas Turnpike System Rev., “C”, 5%, 8/15/2022	400,000	449,668

		$106,621,844
U.S. Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2023	$1,500,000	$1,650,975
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024	1,500,000	1,641,690
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/2025	3,625,000	3,881,686
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	3,595,000	3,897,375

		$11,071,726
Utah - 0.4%
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 7/01/2022	$750,000	$790,455
Utah Board of Regents Student Loan Rev., “EE-2”, 5%, 11/01/2017	5,000,000	5,152,150

		$5,942,605

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2017	$220,000	$223,293
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2019	100,000	107,434
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	2,050,000	2,246,267
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2024	110,000	125,313

		$2,702,307
Virginia - 2.2%
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., 5%, 9/15/2018	$500,000	$531,910
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., A”, 5%, 3/15/2018	6,825,000	7,135,265
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/2020	2,175,000	2,431,041
Portsmouth, VA, Refunding and Public Improvement, “A”, 5%, 2/01/2021	1,375,000	1,561,725
Richmond, VA, Public Improvement Rev., “A”, 5%, 3/01/2022	5,370,000	6,218,245
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 8/01/2024	10,000,000	11,973,300
Virginia Public School Authority, “C”, 5%, 8/01/2018	1,000,000	1,059,630
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/2019 (Prerefunded 10/01/2017)	1,980,000	2,034,945
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2020	1,150,000	1,271,992
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2021	1,000,000	1,124,440
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2022	750,000	856,343
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 7/01/2019	615,000	658,690

		$36,857,526
Washington - 2.4%
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2018	$1,400,000	$1,472,464
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2019	2,025,000	2,190,564
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2020	2,230,000	2,459,935
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2021	2,455,000	2,755,958
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2022	2,000,000	2,280,100
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2023	1,500,000	1,723,920
Pierce County, WA, “A”, 5%, 7/01/2022	3,290,000	3,796,134
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2019	700,000	751,828
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2020	1,175,000	1,291,678
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2022	1,740,000	1,965,173
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2/01/2018	4,000,000	4,162,800
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 10/01/2042 (Put Date 10/01/2021)	1,000,000	1,132,990
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 3%, 7/01/2017	1,030,000	1,035,263
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 7/01/2020	1,175,000	1,272,607
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/2021	800,000	799,688
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2021	7,420,000	8,393,652
Yakima County, WA, “A”, AGM, 4%, 12/01/2017	2,300,000	2,357,868

		$39,842,622
West Virginia - 0.1%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2021	$1,445,000	$1,622,143

Wisconsin - 1.1%
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Health Alliance Senior Credit Group), “B”, 5%, 11/15/2043 (Put Date 6/01/2021)	$5,000,000	$5,640,200
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “A”, 5%, 7/15/2022	6,000,000	6,724,320
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “B-1”, 1.25%, 8/15/2025 (Put Date 8/15/2017)	1,810,000	1,810,634
Wisconsin Health & Educational Facilities Authority Rev. (Unity Point Health Facilities), “A”, 5%, 12/01/2020	800,000	895,808
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	3,225,000	3,439,592

		$18,510,554
Total Municipal Bonds		$1,605,240,186

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Other Municipal Bonds - 0.2%
Multi-Family Housing Revenue - 0.2%
Freddie Mac, 1.6%, 8/15/2051 (Put Date 6/15/2022)	$4,000,000	$3,877,640

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.62% (v)	30,385,610	$30,385,610
Total Investments		$1,639,503,436

Other Assets, Less Liabilities - 0.3%		5,164,448
Net Assets - 100.0%		$1,644,667,884

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SCSDE	South Carolina School Discount Enhancement
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,609,117,826	$—	$1,609,117,826
Mutual Funds	30,385,610	—	—	30,385,610
Total Investments	$30,385,610	$1,609,117,826	$—	$1,639,503,436

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,622,885,708
Gross unrealized appreciation	26,084,117
Gross unrealized depreciation	(9,466,389)
Net unrealized appreciation (depreciation)	$16,617,728

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	14,414,720	335,267,819	(319,296,929)	30,385,610

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(80)	$—	$121,926	$30,385,610

QUARTERLY REPORT

January 31, 2017

MFS® TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS

1/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 97.9%
Aerospace - 0.4%
Lockheed Martin Corp., 4.7%, 5/15/2046	$7,505,000	$8,018,207
TransDigm, Inc., 6.5%, 7/15/2024	10,772,000	10,785,454

		$18,803,661
Asset-Backed & Securitized - 13.4%
Allegro CLO Ltd., 2014-1A, “A2R”, 2.72%, 1/21/2027 (n)	$14,040,367	$14,040,367
Allegro CLO Ltd., 2014-1A, “BR”, 3.524%, 1/21/2027 (n)	12,968,776	12,968,776
ALM XIV Ltd., CLO, 2014-14A, “A1”, FRN, 2.469%, 7/28/2026 (n)	12,762,273	12,784,831
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	8,216,386	8,217,239
Babson Ltd., CLO, FRN, 2.13%, 4/20/2025 (n)	12,364,651	12,355,394
Ballyrock Ltd., CLO, FRN, 2.091%, 5/20/2025 (z)	5,950,000	5,942,837
Banc of America Large Loan, Inc., FRN, 5.325%, 2/24/2044 (n)	502,113	501,338
Bayview Commercial Asset Trust, FRN, 1.081%, 8/25/2035 (z)	278,698	245,046
Bayview Commercial Asset Trust, FRN, 0%, 4/25/2036 (i)(z)	6,853,076	25,184
Bayview Commercial Asset Trust, FRN, 1.041%, 4/25/2036 (z)	222,171	199,276
Bayview Commercial Asset Trust, FRN, 0%, 7/25/2036 (i)(z)	6,688,438	1
Bayview Commercial Asset Trust, FRN, 0%, 10/25/2036 (i)(z)	11,433,861	1
Bayview Commercial Asset Trust, FRN, 0%, 12/25/2036 (i)(z)	5,539,827	1
Bayview Financial Acquisition Trust, FRN, 5.638%, 11/28/2036	581,661	576,655
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.376%, 12/28/2040 (z)	2,239,918	1,718,031
Carlyle Global Market Strategies, 2013-3A, “A1A”, FRN, 2.143%, 7/15/2025 (z)	8,738,941	8,738,754
Cent CLO LP, 2014-16AR, “A1AR”, FRN, 2.137%, 8/01/2024 (n)	7,804,218	7,789,172
Chesapeake Funding II LLC, 2016-1A, “A1”, 2.11%, 3/15/2028 (n)	12,539,000	12,523,388
Chesapeake Funding LLC, “A”, FRN, 1.216%, 1/07/2025 (n)	2,330,453	2,329,070
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,630,103
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	11,150,404
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/2049	11,218,714	11,210,522
Commercial Mortgage Asset Trust, FRN, 0.571%, 1/17/2032 (i)(z)	2,042,896	904
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	9,743,000	9,828,475
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	14,087,504	14,760,525
Commercial Mortgage Trust, 2014-UBS4, “A5”, 3.694%, 8/10/2047	11,544,000	11,932,459
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	9,679,093
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	10,336,459
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	5,009,857
Commercial Mortgage Trust, 2016-COR1, “A4”, 3.091%, 10/10/2049	19,844,365	19,493,523
Countrywide Asset-Backed Certificates, FRN, 4.797%, 4/25/2036	325,970	283,850
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.939%, 9/15/2039	9,819,319	9,930,621
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.67%, 6/15/2039	17,303,910	17,419,201
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.939%, 9/15/2039	7,927,343	8,050,130
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.01%, 12/25/2035	543,251	537,882
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.871%, 1/25/2037 (q)	1,537,378	646,131
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.969%, 3/25/2037 (q)	1,730,262	952,998
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,772,632
Cutwater Ltd., 2014-1A, “A1B” , FRN, 2.383%, 7/15/2026 (z)	13,847,866	13,816,626
CWCapital Cobalt Ltd., “A4”, FRN, 5.764%, 5/15/2046	5,154,787	5,194,219
Falcon Franchise Loan LLC, FRN, 7.178%, 1/05/2023 (i)(z)	11,835	483
Figueroa CLO Ltd., 2013-2A, “A1”, FRN, 2.447%, 12/18/2025 (n)	6,460,000	6,458,058
First Union National Bank Commercial Mortgage, FRN, 2.478%, 1/12/2043 (i)(z)	281,970	1,366
First Union-Lehman Brothers Bank of America, FRN, 1.096%, 11/18/2035 (i)	998,964	8,454
Flatiron CLO Ltd., 2013-1A, “A1”, FRN, 2.423%, 1/17/2026 (n)	10,825,743	10,819,332
Flatiron CLO Ltd., 2013-1A, “A1R”, FRN, 0%, 1/17/2026 (n)	12,055,253	12,048,114
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	5,379,000	5,427,744

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	$13,841,000	$13,965,570
Galaxy CLO Ltd., FRN, 3.511%, 11/16/2025 (z)	9,920,000	9,755,323
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 12/10/2049	622,471	622,037
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	664,717	640,721
GMF Floorplan Owner Revolving Trust, 2017-1, “A2”, FRN, 1.634%, 1/18/2022 (n)	28,421,000	28,418,158
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/2039	1,933,195	1,932,191
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	11,630,627
Harley-Davidson Motorcycle Trust, “A2”, FRN, 1.068%, 1/15/2019	181,879	181,882
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 1.313%, 12/10/2027 (n)	757,127	757,103
Hertz Fleet Lease Funding LP, 2014-1, FRN, 1.163%, 4/10/2028 (z)	2,544,214	2,543,155
IMPAC CMB Trust, FRN, 1.511%, 11/25/2034	86,099	83,117
IMPAC CMB Trust, FRN, 1.691%, 11/25/2034	43,050	39,994
IMPAC Secured Assets Corp., FRN, 1.121%, 5/25/2036	344,313	310,836
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	13,025,174	13,345,529
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	11,172,958	11,199,395
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.759%, 6/15/2049	5,500,152	5,520,761
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.66%, 7/15/2042 (n)	1,983,418	509,647
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.734%, 2/12/2049	1,165,362	1,168,145
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.759%, 6/15/2049	18,413,830	18,652,179
LB Commercial Conduit Mortgage Trust, FRN, 1.477%, 10/15/2035 (i)	891,270	15,541
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.553%, 10/15/2027 (z)	19,665,011	19,617,220
Merrill Lynch Mortgage Investors, Inc., FRN, 4.524%, 2/25/2037	2,066,502	385,911
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	8,256,453
Morgan Stanley Capital I Trust, “AM”, FRN, 5.707%, 4/15/2049	17,192,000	16,929,989
Morgan Stanley Capital I, Inc., FRN, 1.531%, 3/15/2031 (i)(z)	136,330	1
Morgan Stanley Re-REMIC Trust, FRN, 5.797%, 8/15/2045 (n)	15,604,857	15,635,483
Motor PLC, 2015-1A, “A1”, FRN, 1.371%, 6/25/2022 (n)	3,097,088	3,096,949
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	8,677,000	8,676,810
Nextgear Floorplan Master Owner Trust, 2015-2A, “A”, 2.38%, 10/15/2020 (n)	12,068,000	12,146,810
Nissan Master Owner Trust Receivables 2015,“A-2”, 1.44%, 1/15/2020	11,785,000	11,780,893
Option One Mortgage Loan Trust, FRN, 5.611%, 1/25/2037	449,275	456,269
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.557%, 12/25/2036	720,654	458,610
Preferred Term Securities XIX Ltd., CDO, FRN, 1.313%, 12/22/2035 (z)	5,471,673	4,300,680
Race Point CLO Ltd., “A”, FRN, 2.161%, 2/20/2025 (n)	10,025,496	10,025,877
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	3,025,235	2,573,725
Thornburg Mortgage Securities Trust, FRN, 1.451%, 4/25/2043	9,039	8,857
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 1.127%, 7/22/2019 (n)	7,898,000	7,892,423
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.965%, 2/15/2051	5,600,339	5,628,161
Wachovia Bank Commercial Mortgage Trust, FRN, 5.716%, 6/15/2049	16,023,510	16,066,998
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	15,836,659
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	25,655,792
West CLO Ltd., 2014-1A, “A2”, FRN, 3.124%, 7/18/2026 (z)	13,700,000	13,730,572

		$624,808,579
Automotive - 0.6%
General Motors Co., 4.875%, 10/02/2023	$5,739,000	$6,083,753
General Motors Co., 5.2%, 4/01/2045	4,792,000	4,713,430
General Motors Financial Co., Inc., 3.45%, 4/10/2022	8,435,000	8,406,810
General Motors Financial Co., Inc., 4%, 10/06/2026	6,951,000	6,735,220

		$25,939,213
Biotechnology - 0.4%
Life Technologies Corp., 5%, 1/15/2021	$18,787,000	$20,100,343

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - 0.2%
SES Global Americas Holdings GP, 5.3%, 3/25/2044 (n)	$2,010,000	$1,762,804
SES S.A., 5.3%, 4/04/2043 (z)	4,082,000	3,611,333
Time Warner, Inc., 3.8%, 2/15/2027	6,354,000	6,197,539

		$11,571,676
Brokerage & Asset Managers - 0.7%
CME Group, Inc., 3%, 3/15/2025	$6,028,000	$6,004,424
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	2,371,000	2,411,907
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	8,945,000	9,194,603
Raymond James Financial, 3.625%, 9/15/2026	4,094,000	4,008,010
TD Ameritrade Holding Corp., 5.6%, 12/01/2019	5,050,000	5,533,007
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	4,376,000	4,426,683

		$31,578,634
Building - 0.6%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$12,268,000	$12,688,314
Masco Corp., 4.375%, 4/01/2026	11,111,000	11,406,775
Mohawk Industries, Inc., 3.85%, 2/01/2023	3,498,000	3,568,862

		$27,663,951
Business Services - 0.6%
Equinix, Inc., 4.875%, 4/01/2020	$9,876,000	$10,147,590
Fidelity National Information Services, Inc., 3.875%, 6/05/2024	1,084,000	1,105,974
Fidelity National Information Services, Inc., 3%, 8/15/2026	14,166,000	13,330,787
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	4,619,000	4,450,947

		$29,035,298
Cable TV - 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$5,556,000	$5,833,800
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	10,635,000	11,182,809
Comcast Corp., 2.75%, 3/01/2023	4,531,000	4,470,112
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	11,390,000	11,575,088
Time Warner Cable, Inc., 4.5%, 9/15/2042	10,161,000	9,128,632
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	6,151,856
Videotron Ltd., 5%, 7/15/2022	9,853,000	10,247,120

		$58,589,417
Chemicals - 0.2%
Tronox Finance LLC, 6.375%, 8/15/2020	$9,609,000	$9,236,651

Computer Software - 1.1%
Microsoft Corp., 2%, 8/08/2023	$14,694,000	$13,995,873
Microsoft Corp., 3.125%, 11/03/2025	14,939,000	14,912,827
Microsoft Corp., 4.1%, 2/06/2037	13,341,000	13,502,013
VeriSign, Inc., 4.625%, 5/01/2023	9,001,000	9,099,111

		$51,509,824
Computer Software - Systems - 0.1%
Apple, Inc., 4.375%, 5/13/2045	$6,657,000	$6,798,814

Conglomerates - 0.2%
Johnson Controls International PLC, 5.7%, 3/01/2041	$3,439,000	$3,919,415
Johnson Controls International PLC, 0% to 1/02/2017, 4.625% to 7/02/2044	3,760,000	3,729,401

		$7,648,816

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - 0.4%
Mattel, Inc., 5.45%, 11/01/2041	$5,495,000	$5,477,976
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	12,239,000	12,694,731

		$18,172,707
Consumer Services - 1.2%
ADT Corp., 6.25%, 10/15/2021	$9,344,000	$10,161,600
Priceline Group, Inc., 3.65%, 3/15/2025	22,057,000	21,982,381
Visa, Inc., 2.8%, 12/14/2022	26,103,000	26,251,056

		$58,395,037
Containers - 0.6%
Ball Corp., 5%, 3/15/2022	$1,869,000	$1,962,450
Ball Corp., 4%, 11/15/2023	6,665,000	6,615,013
Berry Plastics Corp., 5.125%, 7/15/2023	10,515,000	10,758,948
Sealed Air Corp., 5.125%, 12/01/2024 (n)	9,876,000	10,234,005

		$29,570,416
Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$2,479,000	$2,715,645

Energy - Independent - 0.1%
Anadarko Petroleum Corp., 5.55%, 3/15/2026	$6,095,000	$6,856,424

Energy - Integrated - 0.3%
Shell International Finance B.V., 4%, 5/10/2046	$7,702,000	$7,364,167
Shell International Finance B.V., 3.75%, 9/12/2046	5,018,000	4,658,290

		$12,022,457
Financial Institutions - 0.7%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	$5,394,000	$5,802,326
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	10,246,000	10,438,113
Navient Corp., 8%, 3/25/2020	4,968,000	5,340,600
Navient Corp., 5%, 10/26/2020	12,290,000	12,197,825

		$33,778,864
Food & Beverages - 2.1%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$14,961,000	$15,048,208
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/01/2046	19,073,000	20,410,113
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	5,084,000	5,232,793
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	7,736,000	8,099,298
Constellation Brands, Inc., 4.25%, 5/01/2023	11,734,000	12,317,297
Constellation Brands, Inc., 4.75%, 12/01/2025	11,903,000	12,691,574
Pernod Ricard S.A., 3.25%, 6/08/2026 (z)	15,100,000	14,518,046
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	11,439,000	11,793,678

		$100,111,007
Food & Drug Stores - 0.7%
CVS Health Corp., 3.5%, 7/20/2022	$12,112,000	$12,445,419
CVS Health Corp., 5.125%, 7/20/2045	9,221,000	10,141,542
Walgreens Boots Alliance, Inc., 3.8%, 11/18/2024	12,089,000	12,225,303

		$34,812,264
Forest & Paper Products - 0.1%
Packaging Corp. of America, 3.65%, 9/15/2024	$4,483,000	$4,535,070

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$6,977,000	$7,482,833
Wyndham Worldwide Corp., 5.1%, 10/01/2025	1,628,000	1,717,455

		$9,200,288
General Obligations - General Purpose - 0.2%
State of Illinois, 5.65%, 12/01/2038	$6,165,000	$6,428,924
State of Illinois, “B”, 5.75%, 1/01/2037	1,485,000	1,551,276

		$7,980,200
Insurance - 1.2%
American International Group, Inc., 3.75%, 7/10/2025	$17,703,000	$17,763,031
American International Group, Inc., 3.9%, 4/01/2026	7,925,000	7,990,468
Metropolitan Life Global Funding I, 3.45%, 12/18/2026 (n)	9,985,000	10,023,153
Pacific Lifecorp, 5.125%, 1/30/2043 (n)	1,763,000	1,841,579
Principal Financial Group, Inc., 3.4%, 5/15/2025	10,529,000	10,494,117
Unum Group, 4%, 3/15/2024	7,774,000	7,821,250

		$55,933,598
Insurance - Health - 0.6%
Aetna, Inc. , 2.4%, 6/15/2021	$11,548,000	$11,590,127
UnitedHealth Group, Inc., 3.35%, 7/15/2022	15,621,000	16,113,124

		$27,703,251
Insurance - Property & Casualty - 1.2%
Allied World Assurance, 5.5%, 11/15/2020	$3,362,000	$3,609,198
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	10,517,000	10,404,678
CNA Financial Corp., 5.875%, 8/15/2020	6,404,000	7,118,277
Liberty Mutual Group, Inc., 4.25%, 6/15/2023 (n)	11,913,000	12,502,705
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	11,271,000	11,132,119
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	2,719,000	2,648,409
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	6,524,000	6,540,310

		$53,955,696
Local Authorities - 0.4%
State of California (Build America Bonds), 7.625%, 3/01/2040	$1,250,000	$1,826,088
State of California (Build America Bonds), 7.6%, 11/01/2040	9,570,000	14,315,093
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,920,000	2,899,706

		$19,040,887
Major Banks - 8.8%
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)	$7,166,000	$7,166,000
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	13,800,000	14,122,961
Bank of America Corp., 5.625%, 7/01/2020	2,300,000	2,527,332
Bank of America Corp., 5.875%, 1/05/2021	4,520,000	5,036,216
Bank of America Corp., 3.3%, 1/11/2023	13,781,000	13,805,778
Bank of America Corp., 4.125%, 1/22/2024	8,133,000	8,426,048
Bank of America Corp., 3.95%, 4/21/2025	4,458,000	4,422,809
Bank of America Corp., 3.875%, 8/01/2025	11,352,000	11,474,568
Bank of America Corp., 4.45%, 3/03/2026	11,782,000	12,024,368
Bank of America Corp., 4.443% to 1/20/2047, FRN to 1/20/2048	26,034,000	25,945,771
Bank of America Corp., FRN, 6.5%, 10/23/2049	4,793,000	5,140,493
Bank of America Corp., FRN, 6.1%, 12/29/2049	8,873,000	9,250,103
Bank of New York Mellon Corp., 3.442 to 2/07/2027, FRN to 2/07/2028	12,185,000	12,185,000
Barclays PLC, 4.375%, 1/12/2026	5,620,000	5,645,447
Barclays PLC, 4.95%, 1/10/2047	3,992,000	3,996,355

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	$2,753,000	$2,949,944
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/2025	11,024,000	10,725,889
DBS Bank Ltd., 3.625% to 9/21/2017, FRN to 9/21/2022 (n)	5,224,000	5,261,978
Goldman Sachs Group, Inc., 2.375%, 1/22/2018	2,743,000	2,762,226
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	15,548,000	15,861,836
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	8,201,000	8,183,433
Goldman Sachs Group, Inc., 5.15%, 5/22/2045	6,862,000	7,098,197
JPMorgan Chase & Co., 4.25%, 10/15/2020	2,264,000	2,401,812
JPMorgan Chase & Co., 4.5%, 1/24/2022	3,300,000	3,545,203
JPMorgan Chase & Co., 3.125%, 1/23/2025	5,071,000	4,965,427
JPMorgan Chase & Co., 2.95%, 10/01/2026	22,838,000	21,596,778
Lloyds Bank PLC, 3.75%, 1/11/2027	15,056,000	14,800,439
Morgan Stanley, 5.5%, 7/24/2020	4,388,000	4,793,021
Morgan Stanley, 2.5%, 4/21/2021	2,842,000	2,806,248
Morgan Stanley, 5.5%, 7/28/2021	18,554,000	20,564,419
Morgan Stanley, 3.7%, 10/23/2024	3,525,000	3,550,969
Morgan Stanley, 4%, 7/23/2025	4,648,000	4,744,074
Morgan Stanley, 3.875%, 1/27/2026	13,472,000	13,555,796
Morgan Stanley, 3.125%, 7/27/2026	13,910,000	13,207,406
Morgan Stanley, 4.3%, 1/27/2045	2,634,000	2,573,318
Morgan Stanley, 4.375%, 1/22/2047	18,187,000	17,982,505
PNC Funding Corp., 5.625%, 2/01/2017	7,783,000	7,783,000
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	8,134,000	8,552,934
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	7,305,000	7,085,850
Royal Bank of Scotland Group PLC, 8% to 8/10/2025, FRN to 12/29/2049	2,205,000	2,139,137
Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	13,825,000	13,579,924
Sumitomo Mitsui Financial Group, Inc., 3.01%, 10/19/2026	27,684,000	26,328,591
Wachovia Corp., 6.605%, 10/01/2025	2,193,000	2,553,566
Wells Fargo & Co., 3.069%, 1/24/2023	16,413,000	16,395,914

		$409,519,083
Medical & Health Technology & Services - 0.8%
Catholic Health Initiatives, 2.95%, 11/01/2022	$9,078,000	$8,836,353
HCA, Inc., 5.25%, 6/15/2026	8,763,000	9,135,428
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	3,653,000	3,613,354
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	7,367,000	7,308,248
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	6,240,000	6,165,788
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	4,605,000	4,352,710

		$39,411,881
Medical Equipment - 1.0%
Abbott Laboratories, 3.4%, 11/30/2023	$20,815,000	$20,769,686
Medtronic, Inc., 4.625%, 3/15/2045	9,183,000	9,787,306
Zimmer Holdings, Inc., 2.7%, 4/01/2020	15,902,000	15,989,700

		$46,546,692
Metals & Mining - 1.5%
Barrick Gold Corp., 4.1%, 5/01/2023	$21,226,000	$22,306,319
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	3,076,000	2,837,610
Freeport-McMoRan, Inc., 6.875%, 2/15/2023 (z)	10,661,000	11,114,093
Freeport-McMoRan, Inc., 5.4%, 11/14/2034	3,849,000	3,361,871
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	7,920,000	8,118,792
Glencore Funding LLC, 4%, 4/16/2025 (n)	4,966,000	4,942,084
Kinross Gold Corp., 5.95%, 3/15/2024	7,620,000	7,995,285
Steel Dynamics, Inc., 5.125%, 10/01/2021	7,688,000	7,957,080

		$68,633,134

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - 1.5%
Enbridge, Inc., 4.25%, 12/01/2026	$8,135,000	$8,371,509
Enbridge, Inc., 6% to 1/15/2027, FRN to 1/15/2077	7,009,000	7,096,613
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	8,098,000	10,108,782
Kinder Morgan Energy Partners LP, 4.3%, 5/01/2024	7,186,000	7,388,329
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,862,000	7,645,544
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	8,327,000	8,638,363
Phillips 66 Partners LP, 4.9%, 10/01/2046	3,137,000	3,048,044
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	9,992,000	10,791,360
Spectra Energy Capital LLC, 8%, 10/01/2019	7,589,000	8,594,080

		$71,682,624
Mortgage-Backed - 18.9%
Fannie Mae, 5.54%, 4/01/2017	$1,240,173	$1,240,606
Fannie Mae, 5.388%, 6/01/2017	171,082	171,447
Fannie Mae, 2.71%, 11/01/2017	1,271,452	1,276,884
Fannie Mae, 5.5%, 11/01/2017 - 12/01/2038	18,938,891	21,104,757
Fannie Mae, 5%, 2/01/2018 - 3/01/2042	21,703,378	23,690,434
Fannie Mae, 3.99%, 4/01/2018	2,244,172	2,286,389
Fannie Mae, 3.828%, 7/01/2018	2,276,290	2,335,038
Fannie Mae, 2.578%, 9/25/2018	8,616,413	8,699,198
Fannie Mae, 5.18%, 3/01/2019	452,116	473,617
Fannie Mae, 4.88%, 3/01/2020	380,487	398,257
Fannie Mae, 5.19%, 9/01/2020	2,195,999	2,338,449
Fannie Mae, 4.448%, 1/01/2021	6,784,695	7,244,092
Fannie Mae, 2.41%, 5/01/2023	2,565,222	2,544,995
Fannie Mae, 2.55%, 5/01/2023	1,324,779	1,324,459
Fannie Mae, 3.93%, 10/01/2023	1,234,237	1,319,679
Fannie Mae, 5.25%, 8/01/2024	904,723	1,020,567
Fannie Mae, 4.5%, 5/01/2025	472,764	498,942
Fannie Mae, 3.95%, 1/01/2027	673,114	709,801
Fannie Mae, 3%, 3/01/2027 - 11/01/2046	60,616,423	60,709,659
Fannie Mae, 4.01%, 1/01/2029	3,968,480	4,282,145
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	158,492	181,482
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044	76,396,803	82,321,365
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	6,552,482	7,476,453
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	152,298,798	160,362,273
Fannie Mae, 3.5%, 11/01/2041 - 7/01/2046	53,087,040	54,446,190
Freddie Mac, 5.5%, 9/01/2017 - 1/01/2038	4,084,995	4,556,458
Freddie Mac, 3.154%, 2/25/2018	3,136,664	3,177,761
Freddie Mac, 5%, 5/01/2018 - 7/01/2041	11,249,437	12,362,930
Freddie Mac, 2.303%, 9/25/2018	1,978,272	1,999,422
Freddie Mac, 2.323%, 10/25/2018	4,961,551	5,020,768
Freddie Mac, 2.13%, 1/25/2019	13,475,825	13,593,512
Freddie Mac, 2.456%, 8/25/2019	8,243,898	8,362,543
Freddie Mac, 1.869%, 11/25/2019	7,680,565	7,693,279
Freddie Mac, 4.251%, 1/25/2020	4,342,703	4,620,596
Freddie Mac, 2.313%, 3/25/2020	8,336,413	8,437,284
Freddie Mac, 3.034%, 10/25/2020	8,349,237	8,640,911
Freddie Mac, 2.856%, 1/25/2021	3,765,630	3,878,232
Freddie Mac, 2.791%, 1/25/2022	7,153,871	7,330,091
Freddie Mac, 2.716%, 6/25/2022	3,677,393	3,752,522
Freddie Mac, 2.355%, 7/25/2022	10,625,468	10,632,089
Freddie Mac, 2.682%, 10/25/2022	3,471,597	3,526,570
Freddie Mac, 3.32%, 2/25/2023	5,070,913	5,319,601

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.25%, 4/25/2023	$7,830,787	$8,170,635
Freddie Mac, 3.06%, 7/25/2023	5,298,995	5,467,518
Freddie Mac, 3.531%, 7/25/2023	2,816,666	2,983,685
Freddie Mac, 3.458%, 8/25/2023	16,280,782	17,158,739
Freddie Mac, 2.67%, 12/25/2024	4,982,063	4,965,459
Freddie Mac, 2.811%, 1/25/2025	7,744,684	7,768,391
Freddie Mac, 3.329%, 5/25/2025	9,013,328	9,369,041
Freddie Mac, 4%, 7/01/2025 - 9/01/2044	21,459,686	22,578,330
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	15,934,584	17,133,931
Freddie Mac, 2.745%, 1/25/2026	5,732,258	5,749,987
Freddie Mac, 2.673%, 3/25/2026	15,673,350	15,409,492
Freddie Mac, 3.5%, 8/01/2026 - 12/01/2046	74,127,639	75,876,578
Freddie Mac, 3.3%, 10/25/2026	4,957,000	5,099,029
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	1,954,607	2,233,575
Freddie Mac, 3%, 10/01/2042 - 10/01/2046	44,384,790	44,029,993
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2042	2,964,969	3,294,841
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	2,712,123	3,093,648
Ginnie Mae, 4.5%, 4/15/2039 - 2/20/2042	25,748,188	28,010,296
Ginnie Mae, 4%, 10/20/2040 - 2/20/2041	7,644,868	8,135,958
Ginnie Mae, 3.5%, 11/15/2040 - 5/20/2046	33,241,464	34,500,471

		$882,391,344
Natural Gas - Distribution - 0.3%
KeySpan Gas East Corp., 2.742%, 8/15/2026 (z)	$14,712,000	$14,046,326

Network & Telecom - 1.4%
AT&T, Inc., 4.5%, 5/15/2035	$18,013,000	$16,934,778
AT&T, Inc., 5.25%, 3/01/2037	20,055,000	19,960,541
AT&T, Inc., 4.75%, 5/15/2046	11,628,000	10,621,213
Frontier Communications Corp., 11%, 9/15/2025	10,772,000	10,893,185
Verizon Communications, Inc., 6.55%, 9/15/2043	5,746,096	5,606,328

		$64,016,045
Oil Services - 0.2%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)	$7,740,722	$2,535,087
Schlumberger Norge A.S., 1.25%, 8/01/2017 (n)	6,631,000	6,632,134

		$9,167,221
Oils - 0.5%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$18,425,000	$16,423,898
Marathon Petroleum Corp., 5.85%, 12/15/2045	5,043,000	4,993,185

		$21,417,083
Other Banks & Diversified Financials - 2.3%
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 9/09/2018 (n)	$3,999,000	$4,040,326
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	3,408,000	3,706,200
BPCE S.A., 4.5%, 3/15/2025 (n)	7,513,000	7,340,456
Citigroup, Inc., 4.4%, 6/10/2025	6,407,000	6,491,316
Citizens Bank N.A., 2.55%, 5/13/2021	4,567,000	4,546,882
Citizens Financial Group, Inc., 4.3%, 12/03/2025	6,668,000	6,769,554
Discover Bank, 7%, 4/15/2020	9,011,000	10,023,584
Discover Bank, 3.1%, 6/04/2020	4,834,000	4,899,597
Discover Financial Services, 3.75%, 3/04/2025	1,107,000	1,081,149
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	11,259,000	13,792,275
Intesa Sanpaolo S.p.A., 5.71%, 1/15/2026 (n)	3,847,000	3,646,652

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
SunTrust Banks, Inc., 2.7%, 1/27/2022	$11,499,000	$11,453,406
SunTrust Banks, Inc., 3.3%, 5/15/2026	9,827,000	9,488,204
UBS Group Funding (Jersey) Ltd., 3%, 4/15/2021 (n)	13,057,000	13,031,108
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	7,081,000	7,148,560

		$107,459,269
Pharmaceuticals - 2.4%
Actavis Funding SCS, 3%, 3/12/2020	$7,008,000	$7,117,339
Actavis Funding SCS, 3.8%, 3/15/2025	8,422,000	8,406,756
Actavis Funding SCS, 4.55%, 3/15/2035	10,108,000	9,965,962
Bayer U.S. Finance LLC, 3.375%, 10/08/2024 (n)	3,922,000	3,916,905
Biogen, Inc., 5.2%, 9/15/2045	6,892,000	7,380,422
Celgene Corp., 2.875%, 8/15/2020	14,420,000	14,648,442
Forest Laboratories, Inc., 4.875%, 2/15/2021 (n)	21,572,000	23,222,862
Gilead Sciences, Inc., 2.35%, 2/01/2020	1,062,000	1,070,963
Gilead Sciences, Inc., 4.8%, 4/01/2044	7,609,000	7,918,800
Gilead Sciences, Inc., 4.75%, 3/01/2046	4,995,000	5,178,501
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/2023	24,573,000	23,475,865

		$112,302,817
Precious Metals & Minerals - 0.0%
Teck Resources Ltd., 6%, 8/15/2040	$1,065,000	$1,067,663

Real Estate - Apartment - 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,876,000	$3,007,407

Real Estate - Office - 0.1%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$2,715,000	$2,790,914

Real Estate - Retail - 0.5%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$8,618,000	$8,808,932
DDR Corp., REIT, 4.625%, 7/15/2022	3,763,000	3,978,898
DDR Corp., REIT, 3.375%, 5/15/2023	8,780,000	8,576,295

		$21,364,125
Retailers - 0.3%
Best Buy Co., Inc., 5.5%, 3/15/2021	$14,246,000	$15,481,598

Telecommunications - Wireless - 0.6%
American Tower Corp., REIT, 5%, 2/15/2024	$1,309,000	$1,403,540
Crown Castle International Corp., 2.25%, 9/01/2021	7,361,000	7,127,700
Crown Castle International Corp., 3.7%, 6/15/2026	3,950,000	3,848,825
Crown Castle International Corp., 4%, 3/01/2027	1,862,000	1,858,241
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	1,266,000	1,348,766
SBA Tower Trust, 2.898%, 10/15/2044 (n)	7,030,000	7,078,691
SFR Group S.A., 6%, 5/15/2022 (n)	4,864,000	5,003,840

		$27,669,603
Tobacco - 0.5%
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	$15,574,000	$16,019,448
Reynolds American, Inc., 8.125%, 6/23/2019	4,620,000	5,246,934

		$21,266,382

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Transportation - Services - 0.1%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,863,000	$1,892,391
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	2,779,000	3,525,109
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	1,327,000	1,273,421

		$6,690,921
U.S. Government Agencies and Equivalents - 1.4%
Small Business Administration, 6.35%, 4/01/2021	$1,999	$2,118
Small Business Administration, 6.34%, 5/01/2021	3,004	3,180
Small Business Administration, 6.44%, 6/01/2021	3,443	3,622
Small Business Administration, 5.34%, 11/01/2021	22,925	24,084
Small Business Administration, 6.07%, 3/01/2022	16,525	17,597
Small Business Administration, 4.35%, 7/01/2023	151,076	157,360
Small Business Administration, 4.98%, 11/01/2023	239,297	255,238
Small Business Administration, 4.89%, 12/01/2023	198,153	208,683
Small Business Administration, 4.93%, 1/01/2024	238,806	250,806
Small Business Administration, 4.34%, 3/01/2024	373,678	387,744
Small Business Administration, 5.18%, 5/01/2024	259,255	272,630
Small Business Administration, 5.52%, 6/01/2024	259,911	276,986
Small Business Administration, 5.19%, 7/01/2024	303,582	319,369
Small Business Administration, 4.86%, 10/01/2024	216,565	227,265
Small Business Administration, 4.57%, 6/01/2025	510,893	534,731
Small Business Administration, 4.76%, 9/01/2025	1,543,143	1,621,391
Small Business Administration, 5.39%, 12/01/2025	125,878	134,386
Small Business Administration, 5.35%, 2/01/2026	719,672	771,619
Small Business Administration, 3.25%, 11/01/2030	2,477,178	2,549,837
Small Business Administration, 2.85%, 9/01/2031	3,914,012	3,944,808
Small Business Administration, 2.37%, 8/01/2032	2,843,245	2,819,138
Small Business Administration, 2.13%, 1/01/2033	4,286,846	4,166,600
Small Business Administration, 2.21%, 2/01/2033	1,087,758	1,059,988
Small Business Administration, 2.22%, 3/01/2033	4,202,891	4,096,053
Small Business Administration, 2.08%, 4/01/2033	6,729,550	6,505,036
Small Business Administration, 2.45%, 6/01/2033	8,293,034	8,215,534
Small Business Administration, 3.15%, 7/01/2033	10,455,476	10,729,081
Small Business Administration, 3.16%, 8/01/2033	10,239,695	10,508,939
Small Business Administration, 3.62%, 9/01/2033	5,797,547	6,078,503

		$66,142,326
U.S. Treasury Obligations - 22.4%
U.S. Treasury Bonds, 4.5%, 2/15/2036	$56,910,000	$71,906,696
U.S. Treasury Bonds, 5%, 5/15/2037	2,338,000	3,133,925
U.S. Treasury Bonds, 4.375%, 2/15/2038	3,136,000	3,896,602
U.S. Treasury Bonds, 4.5%, 8/15/2039	22,205,100	27,891,693
U.S. Treasury Bonds, 2.875%, 5/15/2043	87,127,000	84,380,496
U.S. Treasury Bonds, 2.5%, 2/15/2045	29,323,000	26,183,386
U.S. Treasury Notes, 0.75%, 6/30/2017	198,787,000	198,895,140
U.S. Treasury Notes, 1%, 12/15/2017	4,581,000	4,587,798
U.S. Treasury Notes, 1%, 11/30/2018	166,464,000	165,956,784
U.S. Treasury Notes, 2.75%, 2/15/2019	62,952,900	64,868,557
U.S. Treasury Notes, 1%, 6/30/2019	62,935,000	62,431,017
U.S. Treasury Notes, 1.625%, 6/30/2019 (f)	294,589,000	296,476,137
U.S. Treasury Notes, 1.625%, 11/30/2020	28,567,000	28,476,614
U.S. Treasury Notes, 2%, 11/15/2026	9,150,000	8,792,940

		$1,047,877,785

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - 2.5%
AEP Transmission Co. LLC, 3.1%, 12/01/2026 (z)	$6,464,000	$6,373,588
AEP Transmission Co. LLC, 4%, 12/01/2046 (z)	7,883,000	7,896,188
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	7,489,000	8,421,336
Constellation Energy Group, Inc., 5.15%, 12/01/2020	3,084,000	3,343,525
Dominion Resources, Inc., 3.625%, 12/01/2024	15,261,000	15,386,522
Dominion Resources, Inc., 3.9%, 10/01/2025	2,892,000	2,955,051
EDP Finance B.V., 4.9%, 10/01/2019 (n)	3,919,000	4,116,808
EDP Finance B.V., 5.25%, 1/14/2021 (n)	13,552,000	14,424,261
Exelon Corp., 4.45%, 4/15/2046	8,402,000	8,346,639
Exelon Generation Co. LLC, 4.25%, 6/15/2022	8,342,000	8,670,007
PPL Capital Funding, Inc., 5%, 3/15/2044	3,924,000	4,106,446
PPL Corp., 3.5%, 12/01/2022	3,299,000	3,370,638
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	10,545,000	11,436,727
Southern Co., 2.35%, 7/01/2021	11,709,000	11,528,073
Southern Co., 4.4%, 7/01/2046	7,195,000	7,119,762

		$117,495,571
Total Bonds		$4,575,516,502

Money Market Funds - 3.3%
MFS Institutional Money Market Portfolio, 0.62% (v)	156,995,813	$156,995,813
Total Investments		$4,732,512,315

Other Assets, Less Liabilities - (1.2)%		(57,086,131)
Net Assets - 100.0%		$4,675,426,184

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $518,347,991 representing 11.1% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AEP Transmission Co. LLC, 3.1%, 12/01/2026	11/17/16	$6,451,481	$6,373,588
AEP Transmission Co. LLC, 4%, 12/01/2046	11/17/16	7,753,292	7,896,188
Ballyrock Ltd., CLO, FRN, 2.091%, 5/20/2025	5/10/16	5,905,898	5,942,837
Bayview Commercial Asset Trust, FRN, 1.081%, 8/25/2035	6/09/05	278,698	245,046
Bayview Commercial Asset Trust, FRN, 0%, 4/25/2036	2/28/06	620,723	25,184
Bayview Commercial Asset Trust, FRN, 1.041%, 4/25/2036	2/23/06	222,171	199,276
Bayview Commercial Asset Trust, FRN, 0%, 7/25/2036	5/16/06-5/29/09	507,846	1
Bayview Commercial Asset Trust, FRN, 0%, 10/25/2036	9/11/06	73,942	1
Bayview Commercial Asset Trust, FRN, 0%, 12/25/2036	10/25/06	905,937	1
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.376%, 12/28/2040	3/01/06	2,207,372	1,718,031
Carlyle Global Market Strategies, 2013-3A, “A1A”, FRN, 2.143%, 7/15/2025	11/02/16	8,730,419	8,738,754
Commercial Mortgage Asset Trust, FRN, 0.571%, 1/17/2032	8/25/03-4/09/12	4,197	904

11

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Cutwater Ltd., 2014-1A, “A1B” , FRN, 2.383%, 7/15/2026	9/08/16	$13,747,670	$13,816,626
Falcon Franchise Loan LLC, FRN, 7.178%, 1/05/2023	1/18/02-3/23/11	755	483
First Union National Bank Commercial Mortgage, FRN, 2.478%, 1/12/2043	12/11/03-4/09/12	292	1,366
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	12/14/16	11,184,451	11,114,093
Galaxy CLO Ltd., FRN, 3.511%, 11/16/2025	6/22/16	9,614,952	9,755,323
Hertz Fleet Lease Funding LP, 2014-1, FRN, 1.163%, 4/10/2028	3/25/14	2,544,214	2,543,155
KeySpan Gas East Corp., 2.742%, 8/15/2026	8/02/16	14,712,000	14,046,326
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.553%, 10/15/2027	7/27/16	19,570,573	19,617,220
Morgan Stanley Capital I, Inc., FRN, 1.531%, 3/15/2031	6/10/03	2,055	1
Pernod Ricard S.A., 3.25%, 6/08/2026	6/01/16	15,020,425	14,518,046
Preferred Term Securities XIX Ltd., CDO, FRN, 1.313%, 12/22/2035	9/08/05-3/28/11	5,423,525	4,300,680
SES S.A., 5.3%, 4/04/2043	1/08/14	3,969,664	3,611,333
West CLO Ltd., 2014-1A, “A2”, FRN, 3.124%, 7/18/2026	7/21/16	13,536,456	13,730,572
Total Restricted Securities			$138,195,035
% of Net assets			3.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 1/31/17

Futures Contracts at 1/31/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	1,000	$117,867,188	March - 2017	$90,220
U.S. Treasury Bond 30 yr (Long)	USD	450	67,879,688	March - 2017	651,998

					$742,218

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Long)	USD	800	$173,437,500	March - 2017	$(1,262)

At January 31, 2017, the fund had liquid securities with an aggregate value of $3,507,339 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

12

Supplemental Information

1/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of January 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,114,020,112	$—	$1,114,020,112
Municipal Bonds	—	7,980,200	—	7,980,200
U.S. Corporate Bonds	—	1,591,131,219	—	1,591,131,219
Residential Mortgage-Backed Securities	—	890,036,059	—	890,036,059
Commercial Mortgage-Backed Securities	—	322,296,697	—	322,296,697
Asset-Backed Securities (including CDOs)	—	294,867,157	—	294,867,157
Foreign Bonds	—	355,185,058	—	355,185,058
Mutual Funds	156,995,813	—	—	156,995,813
Total Investments	$156,995,813	$4,575,516,502	$—	$4,732,512,315

Other Financial Instruments
Futures Contracts – Assets	$742,218	$—	$—	$742,218
Futures Contracts – Liabilities	(1,262)	—	—	(1,262)

For further information regarding security characteristics, see the Portfolio of Investments.

13

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,743,237,521
Gross unrealized appreciation	55,719,179
Gross unrealized depreciation	(66,444,385)
Net unrealized appreciation (depreciation)	$(10,725,206)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	138,968,711	1,110,346,554	(1,092,319,452)	156,995,813

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$2,778	$—	$416,736	$156,995,813

14

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 20, 2017

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 20, 2017

*	Print name and title of each signing officer under his or her signature.